As filed with the Securities and Exchange              Registration No. 33-75974
Commission on April 20, 1998                           Registration No. 811-2513


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 9 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
       X       on May 1, 1998 pursuant to paragraph (b) of Rule 485
    --------

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET



FORM N-4
ITEM NO.                    PART A (PROSPECTUS)                               LOCATION
   1        Cover Page...........................................   Cover Page

   2        Definitions..........................................   Definitions

   3        Synopsis.............................................   Prospectus Summary; Fee Table

   4        Condensed Financial Information......................   Condensed Financial Information

   5        General Description of Registrant, Depositor, and
            Portfolio Companies..................................   The Company; Variable Annuity Account C;
                                                                    The Funds

   6        Deductions and Expenses..............................   Charges and Deductions; The Contract -
                                                                    Distribution

   7        General Description of Variable Annuity Contracts....   General Description of Variable Annuity
                                                                    Contracts; Miscellaneous

   8        Annuity Period.......................................   Annuity Period

   9        Death Benefit........................................   Death Benefit

  10        Purchases and Contract Value.........................   The Contract

  11        Redemptions..........................................   Withdrawals; Right to Cancel

  12        Taxes................................................   Tax Status

  13        Legal Proceedings....................................   Miscellaneous - Legal Proceedings

  14        Table of Contents of the Statement of Additional
                 Information.....................................   Statement of Additional Information -
                                                                    Table of Contents

FORM N-4
ITEM NO.         PART B (STATEMENT OF ADDITIONAL INFORMATION)              LOCATION

  15        Cover Page...........................................   Cover page

  16        Table of Contents....................................   Table of Contents

  17        General Information and History......................   General Information and History

  18        Services.............................................   General Information and History;
                                                                    Independent Auditors

  19        Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

  20        Underwriters.........................................   Offering and Purchase of Contracts

  21        Calculation of Performance Data......................   Performance Data; Average Annual
                                                                    Total Return Quotations

  22        Annuity Payments.....................................   Annuity Payments

  23        Financial Statements.................................   Financial Statements of the Separate
                                                                    Account; Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
================================================================================

The contracts offered in connection with this Prospectus are group installment and single purchase payment variable annuity contracts (the "Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contract is designed to fund plans ("Plans") which provide for retirement income and which may allow contributions entitled to t ax-deferred treatment under certain sections of the Internal Revenue Code of 1986, as amended (the "Code").

The Contract allows values to accumulate under a credited interest option or variable options through Variable Annuity Account C (the "Separate Account") or in a combination of credited interest and variable options. It also provides for the payment of annuity benefits on a fixed or variable basis, or a combination thereof.

The variable funding options currently available through the Separate Account under the Contract described in this Prospectus are as follows:

[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment          [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP
         Advisers Fund, Inc.)                                        [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
[bullet] Aetna Income Shares d/b/a Aetna Bond VP                     [bullet] Portfolio Partners MFS Research Growth Portfolio

The credited interest options available for the accumulation of values are the Guaranteed Accumulation Account and the Fixed Account. The Guaranteed Accumulation Account and the Fixed Account are offered only in those states in which they are approved.

Except as specifically mentioned, this Prospectus describes only the variable options of the Contract. Information concerning the credited interest options is found in Appendix I and Appendix II.

This Prospectus sets forth concisely the information about the Separate Account that a prospective investor should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this Prospectus. An SAI may be obtained without charge by indicating the request on the enrollment form or by calling 1-800-232-5422.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCETHIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS
================================================================================

DEFINITIONS ...................................................  DEFINITIONS - 1
PROSPECTUS SUMMARY ............................................      SUMMARY - 1
FEE TABLE .....................................................    FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION .............................................  1
THE COMPANY .................................................................  1
VARIABLE ANNUITY ACCOUNT C ..................................................  1
INVESTMENT OPTIONS ..........................................................  1
   The Funds ................................................................  1
   Fund Investment Advisers .................................................  2
   Mixed and Shared Funding .................................................  2
   Fund Additions, Limitations and Substitutions ............................  2
   Voting Rights ............................................................  2
THE CONTRACT ................................................................  3
   Contract Purchase ........................................................  3
   Net Purchase Payments ....................................................  4
   Accumulation Units .......................................................  4
   Net Investment Factor ....................................................  4
   Distribution .............................................................  4
RIGHT TO CANCEL .............................................................  5
CHARGES AND DEDUCTIONS ......................................................  5
   Mortality and Expense Risk Charges .......................................  5
   Fund Expenses ............................................................  5
   Allocation and Transfer Fees .............................................  6
   Insurance Rider ..........................................................  6
   Sales and Administrative Expense Charge ..................................  6
   Termination Fee ..........................................................  6
   Premium Tax ..............................................................  7
GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS ...........................  7
   Rights Under the Contract ................................................  7
   Modification of the Contract .............................................  7
   Contract Owner Inquiries .................................................  7
   Telephone Transfers ......................................................  8
   Transfer of Ownership; Assignment ........................................  8
WITHDRAWALS .................................................................  8
REINVESTMENT PRIVILEGE ......................................................  9
SYSTEMATIC DISTRIBUTION OPTIONS .............................................  9
   General ..................................................................  9
   Estate Conservation Option ............................................... 10
   Systematic Withdrawal Option ............................................. 10
ANNUITY PERIOD .............................................................. 11
   Annuity Period Elections ................................................. 11
   403(b) Plans ............................................................. 12
   401 and HR 10 Plans ...................................................... 12
   Annuity Options .......................................................... 12
DEATH BENEFIT ............................................................... 13
   Accumulation Period ...................................................... 13
   403(b) Plans ............................................................. 13
   401 and HR 10 Plans ...................................................... 13
   Annuity Period ........................................................... 14
   403(b) Plans ............................................................. 14
   401 and HR 10 Plans ...................................................... 14

TAX STATUS .................................................................. 14
   Federal Tax Status of the Company ........................................ 14
   Use of the Contract ...................................................... 14
   Tax Status of Amounts Distributed Under the Contract ..................... 15
MISCELLANEOUS ............................................................... 16
   Performance Reporting .................................................... 16
   Legal Proceedings ........................................................ 16
   Legal Matters ............................................................ 16
   Year 2000 ................................................................ 16
STATEMENT OF ADDITIONAL INFORMATION--TABLE OF CONTENTS ...................... 17
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ................................. 18
APPENDIX II--FIXED ACCOUNT .................................................. 19
APPENDIX III--CONDENSED FINANCIAL INFORMATION ............................... 20

                                   DEFINITIONS
================================================================================

As used in this Prospectus, the following terms have the meanings shown:


Account Value: The dollar value of amounts held in an Account as of any Valuation Period, including the value of the Accumulation Units in the Funds, the amounts held in GAA, and any amounts invested in the Fixed Account, plus interest earned on those amounts, less any maintenance fees due, but excluding amounts used for Annuity Options.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of the Separate Account assets attributable to each Fund used as a variable funding option.

Aggregate Purchase Payment(s): The sum of all Purchase Payment(s) made under a Contract.

Annuitant: A natural person on whose life an Annuity payment is based.

Annuity: A series of payments for life, for a definite period, or combination of the two.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group installment and single Purchase Payment contracts offered by this Prospectus.

Contract Owner: The entity to which the Contract is issued. The Contract Owner is usually the employer sponsoring a non-trusteed Plan or the trustee of a trusteed Plan.

Contract Year: The period of 12 months measured from the Contract's effective date or from any anniversary of such effective date.

Distributor(s): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Effective Date: The date on which the Company accepts and approves the Contract application.

ERISA: Employee Retirement Income Security Act of 1974, as amended.

Funds: An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

GAA: Guaranteed Accumulation Account, one of the credited interest options available in most jurisdictions for deposits under the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Account: A record established for each Participant to identify Account Values accumulated on the Participant's behalf during the Accumulation Period.

Individual or Plan Account Year: The period of 12 months measured from the date an Individual or Plan Account is established or from any anniversary of such date.


--------------------------------------------------------------------------------
                                 DEFINITIONS - 1

Market Value Adjustment: An amount deducted or added to amounts withdrawn early from the Guaranteed Accumulation Account to reflect changes in the market value of the investment since the date of deposit. See Appendix I and the prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

Net Purchase Payments(s): The Purchase Payment(s) less all applicable deductions.

Participant: An eligible person participating in a Plan.

Plan(s): Qualified tax-deferred retirement plans (a) adopted by public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code, (b) established by employees for their employees under Section 401, and (c) established by self-employed individuals. 401 Plans may be trusteed or non-trusteed.

Plan Account: The record established for a Contract Owner of the Net Purchase Payment(s) accumulated under a Contract where Individual Accounts are not maintained.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.


SEC: Securities and Exchange Commission.

Separate Account: Variable Annuity Account C, an account whose assets are segregated from other assets of the Company and which holds shares of the Funds acquired for the Contracts. The Company holds title to the assets held in the Separate Account.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts.

Valuation Period: The period of time from when the Company determines the Accumulation Unit Value and Annuity Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

Valuation Reserve: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for a Specified Period" non-lifetime Annuity option when elected on a variable basis under the Contract.

Variable Annuity Contract: An Annuity Contract providing for the accumulation of values and for Annuity payments which vary in dollar amount with investment results.


--------------------------------------------------------------------------------
                                 DEFINITIONS - 2

                               PROSPECTUS SUMMARY
================================================================================

THE CONTRACT
     The Contract offered is designed to provide retirement benefits to Participants under Plans (a) adopted by public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations) for their employees under Section 403(b) ("403(b)"), (b) established by employers for their employees under Section 401 ("401"), and (c) established by self-employed individuals ("HR 10"). 401 Plans may be trusteed or non-trusteed.

REGISTRATION
     Variable Annuity Account C is a separate account established by the Company and is registered as a unit investment trust under the Investment Company Act of 1940. Assets of the Separate Account attributable to the Contract are invested in shares of one or more of the Funds. (See "The Company," "Variable Annuity Account C" and "The Funds.")

PURCHASE
     The Contract may be purchased by completing the proper application form and submitting it to the Company with the initial Purchase Payment. "The Contract--Contract Purchase" outlines the complete process of purchasing a Variable Annuity Contract.

SALES AND ADMINISTRATIVE EXPENSES
     During the Accumulation Period, deductions are made from each installment Purchase Payment made on behalf of a Participant for sales and administrative expenses. For 403(b) Plans, the deduction is 6%; for HR 10 Plans, the deduction is 1.75%; and for 401 Plans, the deduction is 5%. For 403(b) Plans, the total deduction amounts to 6.4% of the Net Purchase Payment. The maximum total deduction, expressed as a percentage of the Net Purchase Payment, is 1.8% for an installment Purchase Payment HR 10 Plan. For 401 Plans, the total deduction amounts to 5.3% of the Net Purchase Payment. Termination fees may also be assessed upon withdrawal to reimburse the Company for administrative expenses in handling withdrawals. (See "Charges and Deductions--Sales and Administrative Expense Charge" and "Termination Fee.")

WITHDRAWALS; TAX STATUS
     The Contract Owner may withdraw all or a portion of the Contract or an Individual Account value during the Accumulation Period by properly completing and submitting to the Company a disbursement form provided by the Company. Certain charges and deductions may be assessed upon withdrawal. (See "Charges and Deductions.") The Code restricts full and partial withdrawals under 403(b) plans in certain circumstances. These restrictions may be found under "Withdrawals." A 10% federal penalty tax may also be imposed on a distribution paid to a Participant. (See "Tax Status--Tax Status of Amounts Distributed Under the Contract.")

OTHER CHARGES
     Certain other charges are associated with this Contract such as the mortality and expense risk charges, fund expenses, allocation and transfer fees, insurance rider premiums, and premium tax. (See "Charges and Deductions" for a complete explanation of these charges.)

FREE LOOK PROVISION
     The Contract Owner may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation to the Company. Unless state law requires otherwise, the amount you will receive on cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of your Purchase Payments. (See "Right to Cancel.")


--------------------------------------------------------------------------------
                                   SUMMARY - 1

                                    FEE TABLE
                     (Based on year ended December 31, 1997)
================================================================================

The purpose of the Fee Table is to assist Contract Holders in understanding the various costs and expenses that will be borne, directly or indirectly, under the Contract. The information listed reflects the charges due under the Contract as well as the fees and expenses deducted from the Funds. Additional information regarding the charges and deductions assessed under the Contract can be found under "Charges and Deductions" in this Prospectus. Charges and expenses shown do not take into account premium taxes that may be applicable.

CONTRACT HOLDER TRANSACTION EXPENSES


 Sales and Administrative Expense Charge
 (as a percentage of Purchase Payments)
   403(b) Plans ...........................          6.00%
   401 Plans ..............................          5.00%
   HR 10 Plans ............................          1.75%
 Termination Fee (as a percentage of amount
 withdrawn)
   403(b) Plans ...........................          2% (first 5 Contract Years)
   HR 10 Plans ............................          2% (first 5 Contract Years)


                  Completed
401 Plans      Contract Years     Deduction
               --------------     ---------
                  1                  5%
                  2                  4%
                  3                  3%
                  4                  2%
                  5                  1%
                  6 or more          0%

Allocation and Transfer Fees(1) $0.00

SEPARATE ACCOUNT ANNUAL EXPENSES (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)


                                            403(b)      401      HR 10
                                            ------      ---      -----
Mortality and Expense Risk Fees              1.25%     1.19%     1.25%
Total Separate Account Annual Expenses       1.25%     1.19%     1.25%

(1) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, the Company reserves the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each Contract Year. (See "Allocation and Transfer Fees.")


--------------------------------------------------------------------------------
                                  FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS
(Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997)



                                                                     Investment
                                                                  Advisory Fees(1)     Other Expenses
                                                                   (after expense      (after expense       Total Fund
                                                                   reimbursement)      reimbursement)     Annual Expenses
                                                                  ----------------     --------------     ---------------
Aetna Balanced VP, Inc.(2)                                               0.50%               0.10%              0.60%
Aetna Bond VP(2)                                                         0.40%               0.10%              0.50%
Aetna Growth and Income VP(2)                                            0.50%               0.09%              0.59%
Aetna Money Market VP(2)                                                 0.25%               0.10%              0.35%
Portfolio Partners, Inc. MFS Research Growth Portfolio(3)(4)             0.70%               0.15%              0.85%

   (1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

   (2) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

   (3) The Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above through April 30, 1999.

   (4) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.


--------------------------------------------------------------------------------
                                  FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment:

403(b) PLANS

                               If you make a complete withdrawal of your            If you do not make a complete withdrawal of your
                               contract at the end of the applicable time period:   contract or if you annuitize:
                               1 year       3 years       5 years       10 years    1 year      3 years      5 years      10 years
                               ------       -------       -------       --------    ------      -------      -------      --------
Aetna Balanced VP, Inc.         $ 97          $135          $154          $264       $ 78         $115         $154         $264
Aetna Bond VP                   $ 96          $132          $149          $254       $ 77         $112         $149         $254
Aetna Growth and Income VP      $ 97          $135          $154          $263       $ 78         $114         $154         $263
Aetna Money Market VP           $ 95          $128          $142          $239       $ 75         $107         $142         $239
Portfolio Partners, Inc. MFS
 Research Growth Portfolio      $ 99          $142          $166          $289       $ 80         $122         $166         $289

401 PLANS

                               If you make a complete withdrawal of your            If you do not make a complete withdrawal of your
                               contract at the end of the applicable time period:   contract or if you annuitize:
                               1 year       3 years       5 years       10 years    1 year      3 years      5 years      10 years
                               ------       -------       -------       --------    ------      -------      -------      --------
Aetna Balanced VP, Inc.         $116          $135         $153           $250       $ 67         $104         $142         $250
Aetna Bond VP                   $115          $132         $148           $240       $ 66         $101         $137         $240
Aetna Growth and Income VP      $116          $135         $153           $249       $ 67         $103         $142         $249
Aetna Money Market VP           $114          $128         $141           $224       $ 65         $ 96         $130         $224
Portfolio Partners, Inc. MFS
 Research Growth Portfolio      $119          $142         $165           $275       $ 70         $111         $154         $275

HR 10 PLANS

                               If you make a complete withdrawal of your            If you do not make a complete withdrawal of your
                               contract at the end of the applicable time period:   contract or if you annuitize:
                               1 year       3 years       5 years       10 years    1 year      3 years      5 years      10 years
                               ------       -------       -------       --------    ------      -------      -------      --------
Aetna Balanced VP, Inc.         $ 56         $ 96          $116           $231       $ 36         $ 75         $116         $231
Aetna Bond VP                   $ 55         $ 93          $111           $220       $ 35         $ 72         $111         $220
Aetna Growth and Income VP      $ 56         $ 96          $115           $230       $ 36         $ 74         $115         $230
Aetna Money Market VP           $ 54         $ 89          $103           $204       $ 33         $ 67         $103         $204
Portfolio Partners, Inc. MFS
 Research Growth Portfolio      $ 59         $104          $128           $256       $ 38         $ 82         $128         $256


--------------------------------------------------------------------------------
                                  FEE TABLE - 3

                         CONDENSED FINANCIAL INFORMATION
================================================================================

     Condensed financial information for the Accumulation Units under the Contracts is shown in Appendix III.

                                   THE COMPANY
================================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT C
================================================================================

      Variable Annuity Account C is a separate account established by the Company in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.

                               INVESTMENT OPTIONS
================================================================================

THE FUNDS

      The Contract Holder will designate some or all of the Funds described below as variable funding options under the Contract. The Contract Holder, or the Participant, if allowed by the Contract Holder may select one or more of the Funds for investment of the Purchase Payments made on their behalf. All of the Funds are diversified as defined in the Investment Company Act of 1940.

[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund,
         Inc.) seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market


--------------------------------------------------------------------------------
         instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

[bullet] Portfolio Partners, Inc. MFS Research Growth Portfolio seeks long-term growth of capital and future income.

      There is no assurance that the Funds will achieve their investment objectives. Contract Holders bear the full investment risk of investment in the Funds selected.

      Some of the above Funds may use instruments known as derivatives as part of their investment strategies as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those Funds. More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and must accompany this Prospectus. Contract Holders and Participants should read the accompanying prospectuses carefully before investing. Additional prospectuses and Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the telephone number listed on the cover of this Prospectus.

FUND INVESTMENT ADVISERS


Fund                           Investment Adviser
-----------------------------  ------------------------
Aetna Balanced VP, Inc.        Aeltus Investment
                               Management, Inc.
Aetna Bond VP                  Aeltus Investment
                               Management, Inc.
Aetna Growth and Income VP     Aeltus Investment
                               Management, Inc.
Aetna Money Market VP          Aeltus Investment
                               Management, Inc.
Portfolio Partners, Inc. MFS   Aetna Life Insurance and
   Research Growth Portfolio   Annuity Company, adviser;
                               Massachusetts Financial
                               Services Company,
                               sub-adviser

MIXED AND SHARED FUNDING
      Shares of the Funds are sold to the Company for funding variable annuities. The Funds may be sold to other companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance policies through variable life separate accounts sponsored by us or by third parties. This is referred to as "mixed funding."

      It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in these Funds simultaneously, since the interests of the contract holders or policy owners may differ. Each Fund's Board of Trustees or Directors has agreed to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

FUND ADDITIONS, LIMITATIONS AND SUBSTITUTIONS
      We may, from time to time, add additional Funds as eligible variable funding options under the Contracts. In such event, the Contract Holder or you, if permitted by the Contract Holder, be permitted to select from these other Funds, subject to any conditions that may be imposed in connection with those options. In addition, the Company may substitute funds if approved by a majority vote of all persons having an interest through the Separate Account in the affected Fund.

      The Company's current policy is to allow only Aetna Balanced VP, Inc., Aetna Bond VP and Aetna Growth and Income VP to be used as variable investment options during the Annuity Period. (See "Annuity Period Elections.") The Contract Holder may decide to offer only a select number of Funds under its Plan.

VOTING RIGHTS
      Each Contract Owner may direct the Company in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Owner may give direction will be determined as of the record date.

      The number of votes each Contract Owner is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve applicable to the portion of the Contract attributable to that Fund,


--------------------------------------------------------------------------------
divided by the net asset value of one share of the Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      Unless otherwise provided by the Plan, Participants and Annuitants of 403(b) Plans have a fully vested (100%) interest in the benefits provided under the Contract. Therefore, such Participants and Annuitants may instruct the Contract Owner how to direct the Company to cast the votes for the portion of the Contract value or Valuation Reserve attributable to their Individual Accounts. Votes attributable to those Participants and Annuitants who do not instruct the Contract Owner will be cast by the Company in the same proportion as votes for which instructions have been received by the Contract Owner. Votes attributable to Contract Owners who do not direct the Company will be cast by the Company in the same proportion as the votes for which directions have been received by the Company.

      Contract Owners, or Participants and Annuitants entitled to instruct the casting of votes, will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract and stating the right to instruct the Contract Owner how such votes shall be cast.

                                  THE CONTRACT
================================================================================

CONTRACT PURCHASE

      An organization eligible to establish retirement annuity contracts under Sections 403(b), 401 and HR 10 of the Code may acquire one or both group Contracts for its Plan by filling out the appropriate master application forms and returning them to the Company or to a Distributor for delivery to the Company. Once we approve the application, a group Contract (or Contracts) is issued to the organization as Contract Holder. The Contract Holder exercises all rights under the Contracts. (See "Rights Under the Contract.") A Single Purchase Payment Contract will be issued for lump-sum transfers of amounts accumulated under a preexisting Plan. An installment Purchase Payment Contract will be issued for continuing, periodic payments.

      Employees of the Contract Holder may fill out an enrollment form or forms and return them to the Company or to a Distributor for delivery to the Company for review, acceptance or rejection. The Company must accept or reject an application within two business days of its receipt. If the application is incomplete, the Company may hold it and any accompanying Purchase Payment for five days. Purchase Payments may be held for a longer period pending acceptance of the forms only with consent of the Participant, or under certain circumstances described below, with the consent of the group Contract Holder. Under limited circumstances the Company may agree, with respect to a particular Plan, to hold Purchase Payments for longer than the five business days, based on the consent of the group Contract Holder, in which case these Purchase Payments will be deposited in the Aetna Money Market VP investment option until the forms are completed. If the application is accepted, a Contract will be issued to the Contract Holder or the Purchase Payment will be accepted. Any Purchase Payment accompanying the application or received prior to acceptance of the application, will be invested as of the date of acceptance. If the application is rejected, the application and any Purchase Payments will be returned to the Contract Holder.

      A single master group Contract is issued to cover all present and future Participants. Contracts may be issued in either allocated or unallocated form. An allocated Contract provides for the establishment of individual Accounts, but all Purchase Payments are applied to a single Plan Account.

      Purchase Payments under an HR 10 Plan will be those required to fulfill the terms of the Plan but annual Aggregate Purchase Payments must be at least $4,000. Purchase Payments under a 401 Plan will be those required to fulfill the terms of the Plan. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. For 403(b) Plan Participants, such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 403(b) Plan meets certain Code non-discrimination requirements. For HR 10 Plans, the Purchase Payments made on behalf of a Participant in a defined contribution Plan are determined by the Plan contribution formula. Generally, Code Section 415


--------------------------------------------------------------------------------
imposes an annual limit of the lesser of $30,000 or 25% of eligible compensation for each Participant. Purchase Payments for a defined benefit Plan are determined on an actuarial basis to provide Plan benefits for all Participants. These Purchase Payments are held in a single Plan Account. Under Code Section 415, a Plan can provide annual benefits of the lesser of $130,000 (for 1998) or 100% of eligible compensation for each Participant.

NET PURCHASE PAYMENTS
      Each Purchase Payment is forwarded to the Company through a Distributor. After the deductions from a Purchase Payment are made, the Net Purchase Payment, to the extent it is to be accumulated on a variable basis, is placed in the Separate Account and credited to the Contract.

      The Contract Owner or, if permitted by a Plan, the Participant may elect to have the Net Purchase Payment(s) accumulate (a) on a variable basis by allocation to one of more of the available Funds; (b) on a fixed basis under one or more of the available credited interest options; or (c) in a combination of any of the available investment options. The Net Purchase Payment(s) must be allocated to the respective options in increments of whole percentage amounts.

      The Contract Owner or, if permitted by a Plan, the Participant may elect to change the allocation of future Net Purchase Payments to any investment option described above.

ACCUMULATION UNITS
      Each Net Purchase Payment allocated to one or more of the available Funds is credited to the Contract in the form of Accumulation Units. The number of Accumulation Units credited is determined by dividing the applicable portion of the Net Purchase Payment by that Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is computed for the Valuation Period in which the Purchase Payment and a completed application are received at the Home Office and accepted by the Company. Accumulation Units will be credited within two business days of receipt of the initial application unless the application has not been accepted. In that event, Purchase Payments will be credited at the Accumulation Unit value next computed after acceptance of the application. Subsequent Purchase Payments (if any) received by the Company by the close of business of the New York Stock Exchange will be credited at the Accumulation Unit value next computed following receipt of the payment. Shares in the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Net Purchase Payments by the Separate Account. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the Fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract. Accumulation Units are valued separately for each Fund. Therefore, a Contact Owner or, if permitted by a Plan, a Participant who has elected to have the Net Purchase Payment(s) invested in a combination of Funds will have Accumulation Units credited from more than one source. The value of the Contract or Individual Account is determined by adding the value of any Accumulation Units attributable to the Fund(s) to the value of any amount attributable to a credited interest option.

NET INVESTMENT FACTOR
      The value of an Accumulation Unit for any Valuation Period is calculated by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

      The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested.

      The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account, divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) the applicable daily charge for the Annuity mortality and expense risks. The net investment rate may be more or less than zero.

      The net investment rate is then added to 1.0000000 to arrive at the net investment factor.

DISTRIBUTION
      The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is


--------------------------------------------------------------------------------
registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide service to Participants in connection with establishing their Accounts under the Contract.

      Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company ever paid as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under a Contract. That percentage amount will range from 2% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. In limited circumstances we also pay certain of these professionals profit-sharing and compensation, overrides or reimbursement for expenses. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the estimated life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form.

                                 RIGHT TO CANCEL
================================================================================

      A Participant may cancel his or her participation under the Contract by returning the certificate no later than ten days after receiving it (or as otherwise allowed by state law) along with a written notice of cancellation to the Company. The Company will produce a refund not later than seven days after it receives the certificate and the written notice at its Home Office. Unless the applicable state law requires a refund of Purchase Payment(s), the Company will refund the Purchase Payment(s) plus any increase or minus any decrease in the value attributable to any Purchase Payments allocated to the variable option(s).

                             CHARGES AND DEDUCTIONS
================================================================================

MORTALITY AND EXPENSE RISK CHARGES

      During the Accumulation and Annuity Periods, the Company makes a daily deduction from the variable portion of Contract values for mortality and expense risks. The mortality risk charge is to compensate the Company for the risk it assumes when it promises to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the Contact at issue. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      Under 401 Contracts, the daily deduction is equivalent to 1.19% per year. For 403(b) and HR 10 Plans, the daily deduction is equivalent to 1.25%. For the year ended December 31, 1997, the Company received $120,867.37 for mortality and expense risks and other valuation period deductions from contracts funded through the Separate Account.

FUND EXPENSES
      Most expenses incurred in the operations of the Funds are borne by that Fund. Each Fund has an investment adviser and pays an investment advisory fee, which is deducted daily from each Fund's net assets. Fund advisers may reimburse the Funds they advise for some or all of these expenses. For further details on each Fund's expenses, you and the Contract Holder should read the accompanying prospectus for each Fund and refer to the Fee Table in this Prospectus.


--------------------------------------------------------------------------------

ALLOCATION AND TRANSFER FEES
      The Company currently permits an unlimited number of allocation changes during each calendar year, without charge. The Company reserves the right to change a fee of not more than $10, deducted from the Individual or Plan Account value, for each allocation change that exceeds 12 in a calendar year.

      The Company also currently permits an unlimited number of free transfers per calendar year of accumulated values in the Individual or Plan Account. Transfers of not less than $500 may be made among the available Funds or from any of the Funds to a credited interest option. The Company reserves the right to charge a fee of not more than $10, deducted from the Individual or Plan Account value, for each transfer that exceeds 12 in a calendar year. Any transfer will be based on the Accumulation Unit value next determined after a proper request is received by the Company at its Home Office.

INSURANCE RIDER
      For 403(b) Plans, a minimum death benefit guarantee may be purchased in connection with an Individual Account at the option of the Contract Owner or, if permitted by a plan, the Participant. This guarantee provides that if the Participant dies before Annuity payments commence, the death benefit will never be less than an amount equal to the Purchase Payments (less any partial redemptions) made on behalf of the Participant, regardless of the value of the Participant's Individual Account at the time of death. The premium for this rider is 1% of each Purchase Payment made on behalf of a Participant for whom the rider is elected.

      Contracts issued to 401 Plans include the preretirement minimum death benefit guarantee. This guarantee provides that should the Participant die before Annuity payments commence, the Company will pay the beneficiary the greater of (a) the value of the Participant's Individual Account, or (b) 100% of the Purchase Payments (less any partial redemptions) made on behalf of the Participant. The premium for this rider is included in the Contract sales and administrative expense charge.

SALES AND ADMINISTRATIVE EXPENSE CHARGE
      During the Accumulation Period, deductions are made from each installment Purchase Payment made on behalf of a Participant for sales and administrative expenses. This deduction is made from the balance of each Purchase Payment after premium taxes and insurance rider premiums are deducted.

      For 403(b) Plans, a percentage deduction of 6% will be deducted from the balance of each installment Purchase Payment made on behalf of a Participant after the deductions for premium tax and insurance rider premium, if applicable, are made. Exclusive of any premium tax or premium for the insurance rider, the total deduction amounts to 6.4% of the Net Purchase Payment.

      After premium taxes, if applicable, are deducted, a sales and administrative expense charge of 5% is deducted from the balance of each installment Purchase Payment made on behalf of a Participant in a 401 Plan, and 1.75% from the balance of each installment Purchase Payment under an HR 10 Plan. Exclusive of any premium tax, the total deduction amounts to 5.3% of the Net Purchase Payment under a 401 Plan and 1.8% of the Net Purchase Payment under an HR 10 Plan.

TERMINATION FEE
      A termination fee may be deducted to reimburse the Company for administrative expenses in handling Contract withdrawals.

      Under a 403(b) and 401 Plan, there is no fee for termination of an Individual Account. Under an HR 10 Plan, there is no fee for termination of an Individual Account due to the death of the Participant.

      If an installment Purchase Payment Contract is terminated before five years' Aggregate Purchase Payments have been made or before the tenth anniversary of the Contract, a termination fee of 2% of the 403(b) or HR 10 Plan Contract value will be deducted. For 401 Plans, the termination fee is a graded amount based on the number of Contact years for which Aggregate Purchase Payments have been received. The following table reflects this termination fee under 401 Plan Contracts.

    Completed
 Contract Years     Deduction
---------------     ---------
     1                5%
     2                4%
     3                3%
     4                2%
     5                1%
  6 or more           0%

--------------------------------------------------------------------------------

PREMIUM TAX
      Several states and municipalities impose a premium tax on annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

      Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. We will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our annuity purchase rates for residents of such municipalities.

                GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS
================================================================================

RIGHTS UNDER THE CONTRACT

      All rights under the Contract rest with the Contract Owner, which is usually the employer. In the case of a trusteed Plan, the Plan trustee will be the Contract Owner. Benefits available to Participants are governed exclusively by the provisions of the Plan. Some of the options and elections under the Contract may not be available to Participants under the provisions of the Plan. Generally, for 403(b) Plans, elections may be made by Participants; for 401 and HR Plans, elections must be made by the Contract Owner.

MODIFICATION OF THE CONTRACT
      The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by giving written notice to the Contract Owner 30 days before the effective date of the change. The following Contract provisions may be considered material by the Company and cannot be changed without the approval of appropriate state or federal regulatory authorities:

      (a) transfers among investment options;

      (b) notification to the Contract Owner;

      (c) conditions governing payments of withdrawal values;

      (d) terms of Annuity options; and

      (e) death benefit payments.

      In addition the Company may not modify the Contract during the first year it is in force, except with the approval of the Contact Owner. For 401 Plans, the effective date of a modification will be the next Contract anniversary. However, changes to items (a) through (f) listed below will apply only to new Participants enrolled under a Contract after the effective date of the modification:

      (a) the Annuity Options;

      (b) increasing the mortality and expense risk charges;

      (c) increasing the deduction from Purchase Payment(s) for sales and administrative expenses;

      (d) increasing the termination fee (if applicable);

      (e) the preretirement minimum death benefit (if applicable); and

      (f) the maximum allocation and transfer fees.

      If the Contract Owner has not accepted the proposed change at the time of the effective date, no new Participants may be enrolled under the Contract. However, additional Purchase Payments may continue to be made on behalf of Participants already enrolled under the Contract.

      No modification may affect any Annuity commencing prior to the effective date of such modification unless deemed necessary for the Plan or Contract to comply with the requirements of the Code or other laws and regulations affecting the Plan or Contract.

CONTRACT OWNER INQUIRIES
      A Contract Owner may direct inquiries to a local representative of the Distributor or may write directly to the Company at its Home Office.


--------------------------------------------------------------------------------

TELEPHONE TRANSFERS
      Subject to the Contract Holder's approval, you automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line. Note: all Account information and transactions permitted are subject to the terms of the Plan(s).

TRANSFER OF OWNERSHIP; ASSIGNMENT
      Unless contrary to applicable law, assignment of the Contract or Individual or Plan Account is prohibited.

                                   WITHDRAWALS
================================================================================

      The Participant of a 403(b) Plan, subject to the restrictions below, or the Contract Owner of a 401 or HR 10 Plan may withdraw all or a portion of the Individual or Plan Account value during the Accumulation Period by properly completing and submitting to the Company's Home Office a disbursement form provided by the Company. (If permitted by a Plan, Participants may request to withdraw all or a portion of their Individual Account.)

      Effective January 1, 1989, the Code imposes restrictions on full or partial withdrawals from 403(b) Individual Accounts attributable to Purchase Payments made on or after January 1, 1989, under a salary reduction agreement, and to any earnings on the entire 403(b) Individual Account credited on and after January 1, 1989. Withdrawals of these amounts are allowed only if the Participant (a) has died; (b) has become disabled, as defined in the Code; (c) has attained age 59-1/2; or (d) has separated from service. Withdrawals are also allowed if the Participant can show "hardship," as defined by the Internal Revenue Service ("IRS"), but the withdrawal is limited to the lesser of Purchase Payments made on or after January 1, 1989, or the amount necessary to relieve the hardship. Even if a withdrawal is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (see "Tax Status of Amounts Distributed Under the Contract"). (A 20% income tax may be withheld from amounts paid directly to a Participant. See "Tax Status of Amounts Distributed Under the Contracts.")

      Under the Code, a Participant may request a full or partial withdrawal of an amount equal to the Individual Account value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code withdrawal restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (see "Tax Status of Amounts Distributed Under the Contract"). (A 20% income tax may be withheld from amounts paid directly to a Participant. See "Tax Status of Amounts Distributed Under the Contracts.")

      The Company believes that the Code withdrawal restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the withdrawal restrictions will not apply to any "grandfathered" amount which is transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract. Revenue Ruling 90-24 provides that a direct transfer from one 403(b) investment to another 403(b) investment is not a distribution and is not taxable if after the transfer, the transferred funds continue to be subject to the same or more stringent distribution requirements.

      The amount paid, in the case of a full withdrawal of the Contract, will be the value of the Plan Account or all Individual Accounts, less the applicable termination fee. The amount paid for any partial withdrawal, where a percentage of the value of a Plan or Individual Account is requested, will be the percentage requested less any applicable termination fee. For any partial withdrawal where a specific dollar amount is requested,


--------------------------------------------------------------------------------
the amount paid will be the amount requested; sufficient Accumulation Units will be canceled to cover both the specific withdrawal amount requested and any applicable termination fee.

      The value of the Accumulation Units canceled for a withdrawal will be determined as of the end of the Valuation Period in which a disbursement form properly completed by the Contract Owner or, if permitted, by a Plan, the Participant is received at the Company's Home Office or on such later date as the disbursement form may specify. Disbursement forms are available from the Company and its local representatives.

      For any partial withdrawal, unless requested otherwise by the Contract Owner or Participant, the value of the Accumulation Units canceled will be withdrawn from the respective investment options in the same proportions as their respective values to the total value of the Plan or Individual Account.

      Payments for withdrawal requests will be made in accordance with SEC requirements, but not normally later than seven calendar days after a properly completed disbursement form is received at the Company's Home Office or within seven calendar days of the date the disbursement form may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the Funds is not reasonably practicable or it is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Contract Owners and Participants. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

                             REINVESTMENT PRIVILEGE
================================================================================

      Within 30 days after a withdrawal, if allowed by law the Contract Owner or, if permitted by a Plan, a Participant may elect to reinvest all or a portion of the proceeds received from the full withdrawal of an Account. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to the Plan or Individual Account for the amount reinvested, as well as for any applicable termination fee imposed at the time of withdrawal. Such reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of the withdrawal.

      The number of Accumulation Units credited will be based upon the Accumulation Unit value(s) next computed following receipt at the Company's Home Office of the reinvestment request along with the amount to be reinvested. The reinvestment privilege may be used only once. A Contract Owner or Participant contemplating reinvestment should seek competent advice regarding the tax consequences associated with such a transaction.

                         SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================

GENERAL

      The Company has certain distribution options available which are not considered Annuity options. These options are the Estate Conservation Option ("ECO") and the Systematic Withdrawal Option ("SWO"). These options are available to Participants with Account Values of at least $25,000 at the time of election and area available at certain ages as described below. Under SWO, the Participant receives a series of partial withdrawals from the account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays you that amount once a year.

      Since ECO and SWO are not Annuity options, the Individual or Plan Account remains in the Accumulation Period, retains all the rights and flexibility described in this prospectus, and is subject to


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                                       9
all other Contract charges. The value of the Accumulation Units canceled will be withdrawn from the respective investment options in the same proportions as their respective values have to the total value of the Individual or Participant's portion of the Plan Account. The Company reserves the right to discontinue the availability of these options and to change the terms for future elections.

      Once elected, these options may be revoked by the 401 or HR 10 Plan Contract Owner or Participant of a 403(b) Plan at any time, but only by submitting a written request to the Company's Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again.

      SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount or fixed time period, whereas ECO payments vary in dollar amount and can continue indefinitely during the Contract Holder's or Participant's lifetime and (2) generally, SWO payments will be higher than expected ECO payments. Participants should carefully assess their future income needs when considering the election of these distribution options.

      Participants should determine the availability of ECO and SWO under their Plan (by checking with the Contract Owner), and verify the terms and conditions that may apply. Participants should also consult their tax advisor prior to requesting the election of these options due to the potential for adverse tax consequences.

      In the event of the Participant's death, payments may be continued if allowed by the Plan.

ESTATE CONSERVATION OPTION

      The Company will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The annual distribution is determined by dividing the value of the Individual or Participant's portion of the Plan Account, by a life expectancy factor. The factor will be based on either the Participant's life expectancy or the joint life expectancies of the Participant and the Participant's designated beneficiary, as directed by the Contract Owner, and based on tables in IRS regulations. If ECO is based only on the Participant's life expectancy, the full value of the Individual or Participant's portion of the Plan Account must be distributed in the year following the Participant's death as required by current IRS regulations. Factors will be calculated for each year's distribution. The value of the Individual or Participant's portion of the Plan Account to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.

      The first distribution may not be made before the calendar year in which the Participant attains age 70-1/2, or retires, if later. If the Company maintains a separate record of a 403(b) Participant's Individual Account value as of December 31, 1986, this amount is not required to be distributed until the Participant attains age 75, or retires, if later. In this instance, minimum distributions made to a retired Participant in or after the year the Participant attains age 70-1/2 but before the Participant attains age 75, will be calculated only on amounts contributed after December 31, 1986, and any earnings credited after that date. If the Participant has received any distribution from his or her Account, other than distributions required under Code minimum distribution requirements, the excess amount taken will reduce the December 31, 1986 account balance.

      At the time of ECO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which ECO is applied must be $25,000 or more.

SYSTEMATIC WITHDRAWAL OPTION

      The Company will distribute a portion of the Contract, as directed by the Contract Owner annually. The Company reserves the right to provide payments more frequently. For 403(b) Participants, payments are also available monthly, quarterly, or semi-annually. No election may be made that would result in a payment of less than $500. For 403(b) Participants, the minimum payment amount is $250.

      At the time of SWO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which SWO is applied must be $25,000 or more.

      The annual minimum SWO distribution, or maximum SWO time period, will be determined, as directed by the Contract Holder, by a life expectancy factor from tables designated by the IRS. The factor will be based on either the Participant's life expectancy or the joint life expectancies of the Participant and


--------------------------------------------------------------------------------

Participant's spouse. Factors will be reduced by 1 (one) for each distribution year.

      For 403(b) Participants, payment may not begin until the Participant attains age 59-1/2 (or age 55 if the Participant has separated from service with the Contract Holder). For 401 or HR 10 Plans, payments may not begin until the calendar year in which the Contract Owner attains age 70-1/2 or retires, whichever is later.

      One of following distribution methods may be elected:

      (a) Specified Payment--Payments of a designated dollar amount. The annual dollar amount chosen cannot be greater than 10% of the cash value applied to SWO. The specified payment minimum distribution is determined by dividing the value of the Individual Account by the life expectancy factor. The value of the Individual Account to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. The specified payment amount will remain constant unless a higher amount is required under Code distribution requirements. If the dollar amount chosen is less than the Code's minimum distribution, the Company will calculate and pay the minimum distribution amount.

      (b) Specified Period--payments for a designated time period. The specified period must be at least 10 years but no greater than the Participant's life expectancy factor. Each annual distribution is determined by dividing the Individual Account or total portions of the Plan Accounts value by the number of years remaining in the elected period. The value to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year.

      (c) Specified Percentage (403(b) Participants only)--payments of a designated percentage. The specified percentage chosen cannot be greater than 10% of the amount applied to SWO. The Participant may change the specified percentage elected every six months. Each annual distribution is determined by multiplying the Contract value by the percentage chosen. The value to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. Payments will be made each year until the year the Participant attains age 70-1/2 or retires, whichever is later.

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

      The Participant of a 403(b) Plan or the Contract Owner of a 401 or HR 10 Plan must notify the Company in writing of the Annuity start date and Annuity Option elected. Until a date and option are elected, the Individual or Plan Account will continue in the Accumulation Period.

      The Contract Owner or, if permitted by a Plan, the Participant may give written notice to the Company at least 30 days prior to the start of Annuity payments electing or changing (a) the date on which Annuity payments are to begin; (b) the Annuity option; (c) whether the payments are to be made monthly, quarterly, semiannually or annually; and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Growth and Income VP, or any combination thereof). Aetna Money Market VP and Portfolio Partners, Inc. MFS Research
Growth Portfolio cannot be used as investment options during the Annuity Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among funding options.

      If Annuity payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate (3-1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds by more than 5% on an annualized basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3-1/2% assumed rate causes a lower first payment but subsequent payment would increase more rapidly or decline more slowly as changes occur in the net investment rate.


--------------------------------------------------------------------------------

      No election may be made that would result in a first Annuity payment of less than $20 or total yearly Annuity payments of less than $100. If the value of the Individual or Plan Account is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

      In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations* must be satisfied. This distribution rule does not apply to 401, HR 10, and certain 403(b) Plans if any of the Annuity Options under (b) below are elected with the spouse as the sole beneficiary. (See "Annuity Options.") Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

      The Participant will be subject to a 50% federal penalty tax on the amount of distribution required each year which is not distributed under the Code's minimum distribution rules.

      * This rule assures that any death benefits payable under the Plan are incidental to the primary purpose of the Plan which is to provide retirement benefits or deferred compensation to the Participant. The amount to be distributed under this rule is determined based on the Participant's age and tables contained in the IRS regulations.

403(b) PLANS

      Distributions of the Individual Account values as of December 31, 1986, must generally begin by age 75 or retirement, whichever is later. Distributions of the Individual Account value attributable to contributions made on and after January 1, 1987, and any earnings on the entire Individual Account after that date must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70-1/2 or retires, whichever is later. This distribution date may be further deferred if allowed under federal law or regulations.

401 AND HR 10 PLANS

      The retirement date and the Annuity options available to Participants are normally established by the terms of the Plan, subject to applicable provisions of the Code.

      Except for 5% owners, distributions for all 401 and HR10 Plan Participants must begin no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70-1/2 or retires, if later. For all 5% owners, such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. These distribution dates may be further deferred if allowed under federal law or regulations.

ANNUITY OPTIONS

LIFETIME:
      (a) Life Annuity--an Annuity with payments guaranteed to the date of the Annuitant's death. This option may be elected with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as we may offer at the time of annuitization. Because it provides a specified minimum number of Annuity payments, the election of a guaranteed payment period results in somewhat lower payments.

      (b) Life Income Based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

          (i)   100% of the payment to continue after the first death;

          (ii)  66-2/3% of the payment to continue after the first death;

          (iii) 50% of the payment to continue after the first death;

          (iv) Payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or

          (v) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

          Because (iv) provides a specified minimum number of Annuity payments, the election of the guaranteed payment period results in somewhat lower payments.


--------------------------------------------------------------------------------

      If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under (a), or the surviving Annuitant under (b) (i), (ii), (iii) or
(v) should die prior to the due date of the second Annuity payment.

      Payments under any lifetime Annuity option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s).

      Once lifetime annuity payments begin, neither the Contract Holder nor the Annuitant can elect to receive another form of benefit.

NONLIFETIME
      Payments for a Specified Period--an Annuity with payments to be made for one to thirty years, as selected. If this option is elected on a variable basis, the Contract Owner or the 403(b) Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum.

      The Company makes a daily deduction for mortality and expense risks from any Contract values held on a variable basis (See "Mortality and Expense Risk Charges.") Therefore, electing the non-lifetime option on a variable basis will result in a deduction being made even though the Company assumes no mortality risk.

      The Company may make available to Contact Owners and other payees optional methods of payment in addition to the Annuity options described.

                                  DEATH BENEFIT
================================================================================

ACCUMULATION PERIOD

      A portion or all of any death proceeds may be (a) paid to the beneficiary in a lump sum; (b) applied under any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; (d) subject to applicable provisions of the Code, left on deposit in the Company's general account with the beneficiary electing to receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. (The balance on deposit can be withdrawn at any time or applied under any "Annuity Option.") Any lump-sum payment paid during the Accumulation Period will normally be made within seven calendar days after proof of death acceptable to the Company and a request for payment are received at the Company's Home Office.

      Until the election of method of payment, amounts will remain invested as they were before the death, and the beneficiary will assume all rights under the Contract; however, the Code requires that distributions begin within a certain time period, as described below. If no elections are made concerning distribution, no distributions will be made. Failure to commence distribution within the above time periods can result in tax penalties.

403(b) PLANS

      If the beneficiary is the surviving spouse, the beneficiary has until the Participant would have attained age 70-1/2 to begin Annuity payments, to receive a lump-sum distribution, or to begin receiving distributions under ECO or SWO.

      If the beneficiary is not the surviving spouse, either Annuity payments must begin within one year of the Participant's death, or the entire value must be distributed within five years of the Participant's death.

      In no event may payments to any beneficiary extend beyond the life of the beneficiary or any period certain greater than the beneficiary's life expectancy.

401 AND HR 10 PLANS

      If the Participant's beneficiary under the Plan is the surviving spouse, the Code allows a Plan to give the Participant's beneficiary until the Participant would have attained age 70-1/2 to begin Annuity payments or to receive a lump-sum distribution.

      If the Participant's beneficiary under the Plan is not the surviving spouse, the Plan must provide that either Annuity payments begin within one year of the Participant's year of death, or the entire value must be distributed within five years of the Participant's year of death.


--------------------------------------------------------------------------------

      In no event may payments to any Participant's beneficiary extend beyond the life of the Participant's beneficiary or any period certain greater than the Participant's beneficiary's life expectancy.

      If a lump-sum distribution is elected, the beneficiary will receive the value of the Contract determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at the Home Office. If an Annuity Option is elected, the value applied to the Annuity Options is determined in the same manner as a lump-sum distribution; the amount paid out will depend on the annuity option elected and the investment option(s) used to provide such payments. (See "Annuity Period.") If amounts are left in the variable investment options, the account value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed but interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")

ANNUITY PERIOD
      Should an Annuitant die after Annuity payments have begun, any death benefit payable will depend upon the terms of the Contract and the Annuity option selected.

      If lifetime option (a) or (b) was elected without a guaranteed minimum payment period under the Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the surviving Annuitant under options (b)(i),(ii), (iii), or (v).

      Under the Contract, if lifetime option (a) or (b) was elected with a guaranteed minimum payment period and the death of the Annuitant under option
(a) or the death of the surviving Annuitant under options (b)(iv) occurs prior to the end of that period, the Company will pay to the designated beneficiary in lump sum, unless otherwise requested, the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Date on which proof of death acceptable to the Company and a request for payment are received at its Home Office. The value will be reduced by any payments made after the date of death.

      If the non-lifetime option was elected under the Contract and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump sum to the beneficiary. Such value will be determined as of the valuation date on which proof of death acceptable to the Company and a request for payment are received at the Home Office.

403(b) PLANS
      If the Annuitant dies after Annuity payments have commenced and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

401 AND HR 10 PLANS
      Under the Code, if the Annuitant under a Plan dies after Annuity payments have commenced and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the Participant's beneficiary under the Plan at least as rapidly as under the original method of distribution.

                                   TAX STATUS
================================================================================

FEDERAL TAX STATUS OF THE COMPANY

      The Company is taxed as a life insurance company in accordance with the Code. For federal income tax purposes, the operations of the Separate Account form a part of the Company's total operations and are not taxed independently, although operations of the Separate Account are treated separately for accounting and financial statement purposes. Under the current provisions of the Code, the investment income and realized capital gains of the Separate Account (i.e., income and capital gains distributed to the Separate Account by the Funds) will not be taxable to the Company to the extent such amounts are credited to the Contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. However, the Company reserves the right to make a deduction for federal income taxes attributable to the Contracts should such taxes be imposed in the future.

USE OF THE CONTRACT
      The Contract is intended to provide retirement benefits to Participants under:

      (1) Plans adopted by public school systems and certain tax-exempt organizations (Section


--------------------------------------------------------------------------------

          501(c)(3) organizations) for their employees under Section 403(b), and

      (2) HR 10 Plans established by self-employed individuals, and

      (3) Corporate 401 Plans established by employers to provide retirement benefits to their employees.

      Some of the options and elections under the Contract may not be available to Participants under the provisions of the Plan.

TAX STATUS OF AMOUNTS DISTRIBUTED UNDER THE CONTRACT

      The following description of the federal income tax status of amounts distributed under the Contracts is not exhaustive and is not intended to cover all situations. Contract Owners and Participants should seek advice from their tax advisers as to the application of federal (and where applicable, state and local) tax laws to amounts received by them and by their beneficiaries under the Contracts.

      The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) the Participant has attained age 59-1/2, (b) the Participant has become disabled, (c) the Participant has died, (d) the Participant has attained age 55 and has separated from service with the Plan sponsor, (e) the distribution amount is rolled over into an Individual Retirement Account ("IRA") in accordance with terms of the Code, or alternatively, for 403(b) Plans, into either a 403(b) Plan or an IRA in accordance with terms of the Code, or (f) the distribution amount is annuitized over the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and beneficiary, provided the Participant has separated from service with the Plan sponsor. In addition, the penalty tax is abated for the amount of a distribution equal to unreimbursed medical expenses incurred by the Participant that qualify for deduction as specified in the Code.

      Whether the Participant elects a lump sum or Annuity payments, if a Participant has made after-tax contributions to the Plan, the Participant will have a cost basis (equal to such contributions) which can be recovered tax-free from distributions from the Plan.

      A 20% federal income tax may be withheld from any distributions paid directly to a Participant, under a 403(b) Plan (see below); any state income taxes due will also be withheld unless the Company is notified otherwise. The Company will report to the IRS the taxable portion of all distributions whether or not income taxes are withheld.

A. ACCUMULATION PERIOD

   The Purchase Payments and investment results of the Separate Account credited to the value of the Contract are not taxable to Participants until distributed. Special provisions of the Code may afford more favorable tax treatment for lump-sum distributions under 401 and HR 10 Plans.

   Certain payees (a Participant, surviving spouse, and former spouse, if entitled to benefits under certain divorce orders) entitled to a distribution under this Contract on or after January 1, 1993, may elect a direct rollover of an eligible rollover distribution. A direct rollover is the payment by the Company to another eligible retirement plan. The election of a direct rollover must be made in accordance with the Company's procedures.

   An eligible rollover distribution is a distribution of all or any portion of an amount payable except for any distribution: (1) that is one of a series of equal payments (made at least once a year) for the life/ life expectancy of the payee or payee and beneficiary, or for a period of ten years or more; (2) that is a required minimum distribution under Code Section 401(a)(9); and (3) any distribution or portion thereof that is not taxable. For a Participant in a 403(b) plan, an eligible retirement plan is another 403(b) plan or an individual retirement annuity/account. For a Participant in a 401 plan or HR10 plan, an eligible retirement plan in another such plan or an individual retirement annuity/ account. For a surviving spouse, an eligible retirement plan is an individual retirement annuity/account.

   If a direct rollover of an eligible rollover distribution is made, the Company must report the amount of the distribution to the IRS and the Participant, but is not required to withhold any federal or state income tax. If an eligible rollover distribution is paid to the payee (as defined above), the Company must withhold 20% federal income tax and any required state income tax. For taxable amounts that are not eligible rollover distributions,


--------------------------------------------------------------------------------
   if payable to the Participant, he or she has the right to choose not to have federal income tax withheld.

   If a Participant receives a payment prior to reaching age 59-1/2, and does not roll the payment over, in addition to the tax withholding, a 10% penalty tax on the taxable portion of the payment may apply (unless the payment is subject to an exception listed above).

B. ANNUITY PERIOD
   Annuity payments will generally be fully taxable to Participants as ordinary income when received.

                                  MISCELLANEOUS
================================================================================

PERFORMANCE REPORTING
      From time to time, the Company may advertise different types of historical performance for the variable funding options under the Separate Account. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding option and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than the full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, sales and administrative expense charges and the termination fee). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable termination fee (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may also be calculated from the Fund's inception date.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Separate Account or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

LEGAL PROCEEDINGS
      The Company knows of no material legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

LEGAL MATTERS
      The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

YEAR 2000
      As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. At year end 1997, Aetna , including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

      The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.


--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The following items are the contents of the Statement of Additional
Information:

       General Information and History........................................ 2

       Variable Annuity Account............................................... 2

       Offering and Purchase of Contracts..................................... 3

       Performance Data....................................................... 3

       General................................................................ 3

       Average Annual Total Return Quotations................................. 4

       Annuity Payments....................................................... 7

       Sales Material and Advertising......................................... 8

       Independent Auditors................................................... 8

       Financial Statements of the Separate Account......................... S-1

       Financial Statements for Aetna Life Insurance and Annuity Company.... F-1

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                                       17

                                   APPENDIX I

                         GUARANTEED ACCUMULATION ACCOUNT
================================================================================

      This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

      The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period. Amounts allocated to GAA are held by the Company as described in the GAA Prospectus.

      GAA is a credited interest option in which the Company guarantees stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

      During a specified period of time, amounts may be applied to any or all of available Guaranteed Terms within the Short-Term and Long-Term Classifications. The Short-Term GAA Classification consists of all Guaranteed Terms of 3 years, or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

      Withdrawals or transfers from a Guaranteed Term prior to the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Contract Holder or, if applicable, the Participant receiving an amount which is less than the amount paid into GAA.

MORTALITY AND EXPENSE RISK CHARGES
      The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS
      Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. The Company will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values at a maturity are not counted as one of the 12 free transfers of accumulated values in the Individual or Plan Account.

      By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Holder or, if permitted by the plan, the Participant may elect to have amounts which have been accumulating under GAA transferred to Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Growth and Income VP, or any combination thereof, to provide variable Annuity payments. GAA cannot be used as an investment option during the Annuity Period

REINVESTMENT PRIVILEGE
      Any amounts reinvested in GAA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated prior to withdrawal. Any Negative MVA amount applied to a withdrawal is not included in the reinvestment.


--------------------------------------------------------------------------------

                            APPENDIX II FIXED ACCOUNT
================================================================================

The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the fixed account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and Annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

FIXED ACCOUNT
      This option guarantees that amounts allocated to this option will earn the minimum interest rates specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

      Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGES
      The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS
      Transfers from the Fixed Account to any other available investment option are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

      By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Owner or, if permitted by the Plan, the Participant may elect to have amounts which have been accumulating under the Fixed Account transferred to Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Growth and Income VP, or any combination thereof, to provide variable Annuity payments.


--------------------------------------------------------------------------------

                                  APPENDIX III

                         CONDENSED FINANCIAL INFORMATION
================================================================================

   This financial Information is provided for use by 403(b) and HR 10 Plans (Selected data for accumulation units outstanding throughout each period)

     The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    TABLE I



                                           1997                1996              1995              1994
                                        ---------           ---------         ---------         ----------
AETNA BALANCED VP, INC.
Value at beginning of period              $20.419             $17.954           $14.270            $14.519
Value at end of period                    $24.700             $20.419           $17.954            $14.288
Increase(decrease) in value of
 accumulation unit(1)                       20.96%              13.73%            25.82%             (1.59)%
Number of accumulation units
 outstanding at end of period           2,160,305           2,716,641         9,193,181         21,990,186
AETNA BOND VP
Value at beginning of period              $47.992             $46.913           $40.173            $42.283
Value at end of period                    $51.330             $47.992           $46.913            $40.173
Increase(decrease) in value of
 accumulation unit(1)                        6.96%               2.30%            16.78%             (4.99)%
Number of accumulation units
 outstanding at end of period             959,336             835,724         2,377,622          5,108,720
AETNA GROWTH AND INCOME VP
Value at beginning of period             $169.448            $137.869          $105.558           $107.925
Value at end of period                   $217.359            $169.448          $137.869           $105.558
Increase(decrease) in value of
 accumulation unit(1)                       28.27%              22.91%            30.61%             (2.19)%
Number of accumulation units
 outstanding at end of period           1,826,355           2,071,139         6,364,000         13,966,072
AETNA MONEY MARKET VP
Value at beginning of period              $39.528             $37.988           $36.271            $35.282
Value at end of period                    $41.174             $39.528           $37.988            $36.271
Increase(decrease) in value of
 accumulation unit(1)                        4.16%               4.05%             4.73%              2.80%
Number of accumulation units
 outstanding at end of period             455,502             597,656         1,836,260          3,679,802
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period              $12.195
Value at end of period                    $11.960
Increase(decrease) in value of
 accumulation unit(1)                       (1.93)%(3)
Number of accumulation units
 outstanding at end of period             232,418



                                      1993               1992              1991            1990            1989            1988
                                   ----------         ----------        ----------      ----------      ----------       -----------
AETNA BALANCED VP, INC.
Value at beginning of period          $13.379            $12.736           $10.896         $10.437         $10.000(2)
Value at end of period                $14.519            $13.379           $12.736         $10.896         $10.437
Increase(decrease) in value of
 accumulation unit(1)                    8.52%              5.05%            16.89%           4.40%           4.37%
Number of accumulation units
 outstanding at end of period      30,784,750         34,802,433        22,898,099      17,078,985       9,535,986
AETNA BOND VP
Value at beginning of period          $39.038            $36.789           $31.192         $28.943         $25.574          $24.061
Value at end of period                $42.283            $39.038           $36.789         $31.192         $28.943          $25.574
Increase(decrease) in value of
 accumulation unit(1)                    8.31%              6.11%            17.94%           7.77%          13.17%            6.29%
Number of accumulation units
 outstanding at end of period       8,210,666          8,507,292         7,844,412       6,984,793       6,202,834        5,955,293
AETNA GROWTH AND INCOME VP
Value at beginning of period         $102.383           $ 97.165           $77.845         $76.311         $59.871          $52.885
Value at end of period               $107.925           $102.383           $97.165         $77.845         $76.311          $59.871
Increase(decrease) in value of
 accumulation unit(1)                    5.41%              5.37%            24.82%           2.01%          27.46%           13.21%
Number of accumulation units
 outstanding at end of period      21,148,863         24,201,565        20,948,226      18,362,906      17,142,820       16,455,396
AETNA MONEY MARKET VP
Value at beginning of period          $34.619            $33.812           $32.138         $30.012         $27.783          $26.171
Value at end of period                $35.282            $34.619           $33.812         $32.138         $30.012          $27.783
Increase(decrease) in value of
 accumulation unit(1)                    1.92%              2.39%             5.21%           7.08%           8.02%            6.16%
Number of accumulation units
 outstanding at end of period       5,086,515          7,534,662         8,430,082      10,220,110       8,286,033        8,154,644
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.

(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
================================================================================


    This financial Information is provided for use by 403(b) and HR 10 Plans (Selected data for accumulation units outstanding throughout each period)

     The condensed financial information presented below for the period ended December 31, 1997 is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    TABLE II
                    (FOR CONTRACTS CONTAINING LIMITS ON FEES)

                                                         1997
                                                       ---------
AETNA BALANCED VP, INC.
Value at beginning of period                             $21.980
Value at end of period                                   $24.735
Increase(decrease) in value of
 accumulation unit(1)                                      12.53%(2)
Number of accumulation units
 outstanding at end of period                            178,943
AETNA BOND VP
Value at beginning of period                             $48.971
Value at end of period                                   $51.374
Increase(decrease) in value of
 accumulation unit(1)                                       4.91%(2)
Number of accumulation units
 outstanding at end of period                             39,709
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $192.674
Value at end of period                                  $217.668
Increase(decrease) in value of
 accumulation unit(1)                                      12.97%(2)
Number of accumulation units
 outstanding at end of period                            225,862
AETNA MONEY MARKET VP
Value at beginning of period                             $40.220
Value at end of period                                   $41.174
Increase(decrease) in value of
 accumulation unit(1)                                       2.37%(2)
Number of accumulation units
 outstanding at end of period                             98,560
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                             $12.195
Value at end of period                                   $11.960
Increase(decrease) in value of
 accumulation unit(1)                                      (1.93)%(3)
Number of accumulation units
 outstanding at end of period                             31,573

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
================================================================================

          This financial Information is provided for use by 401 Plans (Selected data for accumulation units outstanding throughout each period)

     The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                     TABLE I

                                                          1997              1996            1995            1994             1993
                                                        --------          --------        --------       ---------        ----------
AETNA BALANCED VP, INC.
Value at beginning of period                             $20.511           $18.024         $14.336         $14.558          $13.407
Value at end of period                                   $24.826           $20.511         $18.024         $14.336          $14.558
Increase(decrease) in value of
 accumulation unit(1)                                      21.04%            13.80%          25.73%          (1.52)%           8.59%
Number of accumulation
 units outstanding at end of
 period                                                   84,065           280,547         393,613         756,261        1,142,268
AETNA BOND VP
Value at beginning of period                             $48.524           $47.405         $40.570         $42.675          $39.376
Value at end of period                                   $51.930           $48.524         $47.405         $40.570          $42.675
Increase(decrease) in value of
 accumulation unit(1)                                       7.02%             2.36%          16.85%          (4.93)%           8.38%
Number of accumulation
 units outstanding at end of
 period                                                   20,288            43,327          72,902         181,535          241,551
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $222.444          $180.879        $138.406        $141.424         $134.081
Value at end of period                                  $285.511          $222.444        $180.879        $138.406         $141.424
Increase(decrease) in value of
 accumulation unit(1)                                      28.35%            22.98%          30.69%          (2.13)%           5.48%
Number of accumulation
 units outstanding at end of
 period                                                  158,078           340,229         549,056       1,258,166        1,616,018
AETNA MONEY MARKET VP
Value at beginning of period                             $40.069           $38.485         $36.723         $35.701          $35.009
Value at end of period                                   $41.763           $40.069         $38.485         $36.723          $35.701
Increase(decrease) in value of
 accumulation unit(1)                                       4.23%             4.12%           4.80%           2.88%            1.98%
Number of accumulation
 units outstanding at end of
 period                                                   34,420            93,727         150,480         241,159          312,350
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                              $9.218
Value at end of period                                    $9.041
Increase(decrease) in value of
 accumulation unit(1)                                      (1.93)%(3)
Number of accumulation
 units outstanding at end of
 period                                                      603

                                                         1992               1991            1990             1989             1988
                                                       ---------         ---------       ---------        --------          -------
AETNA BALANCED VP, INC.
Value at beginning of period                             $12.755           $10.906         $10.440         $10.000(2)
Value at end of period                                   $13.407           $12.755         $10.906         $10.440
Increase(decrease) in value of
 accumulation unit(1)                                       5.11%            16.86%           4.46%           4.40%
Number of accumulation
 units outstanding at end of
 period                                                1,129,453           725,598         619,748         470,302
AETNA BOND VP
Value at beginning of period                             $37.086           $31.424         $29.142         $25.734          $24.197
Value at end of period                                   $39.376           $37.086         $31.424         $29.142          $25.734
Increase(decrease) in value of
 accumulation unit(1)                                       6.17%            18.02%           7.83%          13.24%            6.35%
Number of accumulation
 units outstanding at end of
 period                                                  263,105           283,119         251,861         248,678          284,650
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $127.171          $101.824         $99.758         $78.220          $69.051
Value at end of period                                  $134.080          $127.171        $101.824         $99.758          $78.220
Increase(decrease) in value of
 accumulation unit(1)                                       5.43%            24.89%           2.07%          27.54%           13.28%
Number of accumulation
 units outstanding at end of
 period                                                1,829,160         1,956,479       2,169,721       2,496,795        3,030,548
AETNA MONEY MARKET VP
Value at beginning of period                             $34.172           $32.460         $30.295         $28.028          $26.387
Value at end of period                                   $35.009           $34.172         $32.460         $30.295          $28.028
Increase(decrease) in value of
 accumulation unit(1)                                       2.45%             5.27%           7.15%           8.09%            6.22%
Number of accumulation
 units outstanding at end of
 period                                                  471,585           470,248         624,613         542,581          637,833
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase(decrease) in value of
 accumulation unit(1)
Number of accumulation
 units outstanding at end of
 period

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.

(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
================================================================================

          This financial Information is provided for use by 401 Plans (Selected data for accumulation units outstanding throughout each period)

     The condensed financial information presented below for the period ended December 31, 1997 is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    TABLE II
                    (FOR CONTRACTS CONTAINING LIMITS ON FEES)



                                                                   1997
                                                                 -------
AETNA BALANCED VP, INC.
Value at beginning of period                                     $22.085
Value at end of period                                           $24.861
Increase(decrease) in value of accumulation unit(1)                12.57%(2)
Number of accumulation units outstanding at end of period        157,309
AETNA BOND VP
Value at beginning of period                                     $49.527
Value at end of period                                           $51.975
Increase(decrease) in value of accumulation unit(1)                 4.94%(2)
Number of accumulation units outstanding at end of period         23,539
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $253.00
Value at end of period                                           $285.918
Increase(decrease) in value of accumulation unit(1)                13.01%(2)
Number of accumulation units outstanding at end of period        118,511
AETNA MONEY MARKET VP
Value at beginning of period                                     $40.781
Value at end of period                                           $41.763
Increase(decrease) in value of accumulation unit(1)                 2.41%(2)
Number of accumulation units outstanding at end of period         19,720
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                     $9.218
Value at end of period                                           $9.041
Increase(decrease) in value of accumulation unit(1)               (1.93)%(3)
Number of accumulation units outstanding at end of period        40,144

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less a full year of performance activity. Funds were first received in this option during June 1997.

(3) Reflects less a full year of performance activity. Funds were first received in this option during November 1997.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1998

   Group Variable Retirement Annuity Contracts for Tax-Deferred Annuity Plans
             (Section 403(b)), Qualified 401 Plans, and HR 10 Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1998.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                            Page
General Information and History............................................. 2
Variable Annuity Account C.................................................. 2
Offering and Purchase of Contracts.......................................... 3
Performance Data............................................................ 3
     General................................................................ 3
     Average Annual Total Return Quotations................................. 4
Annuity Payments............................................................ 7
Sales Material and Advertising.............................................. 8
Independent Auditors........................................................ 8
Financial Statements of the Separate Account................................ S-1
Financial Statements of Aetna Life Insurance and Annuity Company............ F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company or an affiliate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).


Other than the mortality and expense risk charges described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.


The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Funds. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:

     Aetna Balanced VP, Inc. (Formerly Aetna Investment Advisers Fund, Inc.)
                     Aetna Income Shares d/b/a Aetna Bond VP
              Aetna Variable Fund d/b/a Aetna Growth and Income VP
             Aetna Variable Encore Fund d/b/a Aetna Money Market VP
             Portfolio Partners, Inc. MFS Research Growth Portfolio


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the section titled "The Contract."

                                PERFORMANCE DATA

GENERAL


From time to time, the Company may advertise different types of historical performance for the variable investment options available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various variable investment options under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, sales and administrative expense charges, and the termination fee). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may be different from the actual historical total return under the Contracts because for periods prior to 1994, the investment performance was based on the performance of the underlying Fund plus any cash held in the Separate Account.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable termination fee (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the Fund's inception date and/or the date the Fund was added to the Separate Account.

Investment results will fluctuate over time, and any presentation of the total return quotations for any prior period should not be considered as a representation of how the variable investment options will perform in any future period. Additionally, the Individual Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the variable investment options available under the Contracts. Table A reflects the total return quotations for Contracts issued under 403(b) Plans; Table B reflects the total return quotations for Contracts issued under 401 Plans; and Table C reflects the total return quotations for Contracts issued under HR 10 Plans. The standardized returns for 403(b) Contracts assume a mortality and expense risk charge of 1.25%, a sales and administrative expense charge of 6.00% and the applicable termination fee. The standardized returns for 401 Contracts assume a mortality and expense risk charge of 1.19%, a sales and administrative expense charge of 5.00% and the applicable termination fee. The standardized returns for HR 10 Contracts assume a mortality and expense risk charge of 1.25%, a sales and administrative expense charge of 1.75% and the applicable termination fee.

For the variable investment option funded by the Portfolio Partners portfolio, two sets of performance returns are shown for the option: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many Company contracts; and (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

The non-standardized returns assume the same charges but do not include the termination fee. For those variable investment options where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For Standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the Fund under the Separate Account. For non-standardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                                     TABLE A
                                  403(b) Plans


                                                                  -----------------------------------------------------------------
                                                                                                                         Date
                                                                                                                    Contributions
                                                                                                                        First
                                                                                   STANDARDIZED                        Received
                                                                                                                      Under the
                                                                                                                       Separate
                                                                                                                       Account
-----------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT OPTION                         1 Year      5 Years      10 Years    Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                            11.43%       11.63%                    10.34%       04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   (1.47%)       4.31%        7.20%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                      18.17%       14.82%       14.48%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                        (4.04%)       2.25%        3.99%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                          (9.66%)      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                              (11.72%)       3.22%                     4.85%       08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the variable investment option for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.23%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the deduction of 6% of purchase payments for the sales and administrative expense deduction and the maximum termination fee of 2% upon withdrawal is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.



                                                                  ------------------------------------------------------------------
                                                                                                                            Fund
                                                                                    NON-STANDARDIZED                     Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT OPTION                         1 Year    3 Years    5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                            13.71%     17.57%     11.63%               10.34%     04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                    0.54%      6.30%      4.31%     7.20%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                      20.58%     24.63%     14.82%    14.48%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                        (2.09%)     2.19%      2.25%     3.99%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                              (7.82%)    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS    (9.92%)     3.30%      3.22%     6.71%
  Research Growth(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the variable investment option for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.23%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the deduction of 6% of purchase payments for the sales and administrative expense charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                     TABLE B
                                    401 Plans



                                                                  ------------------------------------------------------------------
                                                                                                                          Date
                                                                                                                     Contributions
                                                                                                                         First
                                                                                    STANDARDIZED                        Received
                                                                                                                       Under the
                                                                                                                        Separate
                                                                                                                        Account
------------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT OPTION                          1 Year      5 Years      10 Years    Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                             9.23%       11.71%                    10.54%       04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   (3.42%)       4.38%        7.38%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                      15.84%       14.90%       14.67%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                        (5.94%)       2.32%        4.17%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                         (11.49%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                              (13.46%)       3.30%                     4.92%       08/31/92
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the variable investment option for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.29%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the deduction of 5% of purchase payments for the sales and administrative expense deduction and the maximum termination fee of 5% upon withdrawal is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.



                                                                 ------------------------------------------------------------------
                                                                                                                           Fund
                                                                                   NON-STANDARDIZED                     Inception
                                                                                                                           Date
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                           1 Year    3 Years    5 Years   10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                           14.98%     18.05%    11.93%                 10.54%      04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   1.67%      6.74%     4.59%      7.38%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                     21.94%     25.15%    15.13%     14.67%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                       (0.98%)     2.61%     2.52%      4.17%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                              (6.83%)     11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS   (8.90%)     3.72%     3.51%      6.89%
  Research Growth(3)
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the variable investment option for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.29%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the deduction of 5% of purchase payments for the sales and administrative expense charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

TABLE C
                                   HR 10 Plans


                                                               ---------------------------------------------------------------------
                                                                                                                         Date
                                                                                                                    Contributions
                                                                                                                    First Received
                                                                                 STANDARDIZED                         Under the
                                                                                                                   Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT OPTION                       1 Year      5 Years      10 Years    Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                          16.46%       12.62%                    10.90%         04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                  2.98%        5.23%        7.68%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                    23.50%       15.84%       14.99%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                       0.29%        3.15%        4.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                        (5.58%)        11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                             (7.73%)       4.14%                     5.72%         08/31/92
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the variable investment option for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.23%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the deduction of 1.75% of purchase payments for the sales and administrative expense deduction and the maximum termination fee of 2% upon withdrawal is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.



                                                                 ------------------------------------------------------------------
                                                                                                                           Fund
                                                                                   NON-STANDARDIZED                     Inception
                                                                                                                           Date
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                           1 Year    3 Years    5 Years   10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                           18.85%     19.31%     12.62%                 10.90%     04/03/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                   5.08%      7.88%      5.23%     7.68%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                     26.03%     26.48%     15.84%    14.99%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                        2.34%      3.71%      3.15%     4.45%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                               (3.65%)    11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS   (5.84%)     4.83%      4.14%     7.19%
  Research Growth(3)
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the variable investment option for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.23%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the deduction of 1.75% of purchase payments for the sales and administrative expense charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Contract or Individual Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to commence, there are 3,000 Accumulation Units credited under a particular Contract or Individual Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due. The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the variable investment options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the variable investment options being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Statement of Assets and Liabilities........................................ S-2
Statements of Operations and Changes in Net Assets......................... S-5
Notes to Financial Statements ............................................. S-6
Independent Auditors' Report............................................... S-17

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 189,402,635 shares (cost $5,932,019,068) ........................ $ 6,370,594,954
 Aetna Income Shares; 29,481,519 shares (cost $379,976,337) ...........................     378,848,309
 Aetna Variable Encore Fund; 17,984,272 shares (cost $234,633,355) ....................     240,346,197
 Aetna Investment Advisers Fund, Inc.; 61,720,862 shares (cost $848,048,432) ..........     989,547,679
 Aetna GET Fund, Series B; 5,058,054 shares (cost $56,606,586) ........................      79,552,932
 Aetna GET Fund, Series C; 18,780,804 shares (cost $190,080,319) ......................     236,822,693
 Aetna Ascent Variable Portfolio; 5,107,825 shares (cost $66,607,510) .................      72,115,304
 Aetna Crossroads Variable Portfolio; 3,801,191 shares (cost $47,125,006) .............      49,739,310
 Aetna Legacy Variable Portfolio; 2,710,978 shares (cost $32,214,576) .................      32,802,912
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 171,171 shares (cost $2,313,642) .....       2,039,640
  Aetna Variable Growth Portfolio; 111,560 shares (cost $1,335,706) ...................       1,098,483
  Aetna Variable Index Plus Portfolio; 5,933,809 shares (cost $76,210,503) ............      83,175,077
  Aetna Variable Small Company Portfolio; 388,120 shares (cost $5,122,912) ............       4,956,212
 Calvert Social Balanced Portfolio; 27,469,430 shares (cost $47,247,774) ..............      54,444,411
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 7,855,657 shares (cost $156,737,051) .......................     190,735,350
  Growth Portfolio; 3,457,071 shares (cost $105,862,746) ..............................     128,257,345
  Overseas Portfolio; 700,480 shares (cost $13,223,729) ...............................      13,449,206
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 1,288,137 shares (cost $19,277,286) ........................      23,199,341
  Contrafund Portfolio; 12,866,038 shares (cost $206,330,826) .........................     256,548,805
  Index 500 Portfolio; 504,605 shares (cost $46,209,224) ..............................      57,721,771
 Janus Aspen Series:
  Aggressive Growth Portfolio; 10,248,197 shares (cost $174,115,177) ..................     210,600,444
  Balanced Portfolio; 2,143,788 shares (cost $32,647,487) .............................      37,451,981
  Flexible Income Portfolio; 1,252,635 shares (cost $14,374,926) ......................      14,756,039
  Growth Portfolio; 4,330,541 shares (cost $68,345,213) ...............................      80,028,403
  Worldwide Growth Portfolio; 18,350,150 shares (cost $366,705,134)....................     429,210,001
 Lexington Emerging Markets Fund; 649,673 shares (cost $6,756,872).....................       5,788,593
 Lexington Natural Resources Trust Fund; 2,881,672 shares (cost $41,178,832)...........      42,965,725
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 8,228,209 shares (cost $356,891,357).............     352,990,165
 PPI MFS Research Growth Portfolio; 23,381,050 shares (cost $231,196,214)..............     227,029,997
 PPI MFS Value Equity Portfolio; 3,887,887 shares (cost $114,649,620)..................     116,286,704
 PPI Scudder International Growth Portfolio; 14,375,874 shares (cost $199,666,185).....     202,699,815
 PPI T. Rowe Price Growth Equity Portfolio; 3,885,589 shares (cost $166,078,985) ......     169,450,553
                                                                                        ---------------
NET ASSETS (cost $10,239,788,590) ..................................................... $11,155,254,351
                                                                                        ===============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Variable Fund:
 Annuity contracts in accumulation .................................................... $ 6,078,549,136
 Annuity contracts in payment period ..................................................     292,045,818
Aetna Income Shares:
 Annuity contracts in accumulation ....................................................     372,629,553
 Annuity contracts in payment period ..................................................       6,218,756

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


Aetna Variable Encore Fund:
 Annuity contracts in accumulation ......................  $   240,346,197
Aetna Investment Advisers Fund, Inc.:
 Annuity contracts in accumulation ......................      968,354,403
 Annuity contracts in payment period ....................       21,193,276
Aetna GET Fund, Series B:
 Annuity contracts in accumulation ......................       79,552,932
Aetna GET Fund, Series C:
 Annuity contracts in accumulation ......................      236,822,693
Aetna Ascent Variable Portfolio:
 Annuity contracts in accumulation ......................       72,115,304
Aetna Crossroads Variable Portfolio:
 Annuity contracts in accumulation ......................       49,739,310
Aetna Legacy Variable Portfolio:
 Annuity contracts in accumulation ......................       32,749,254
 Annuity contracts in payment period ....................           53,658
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:
 Annuity contracts in accumulation ......................        2,039,640
 Aetna Variable Growth Portfolio:
 Annuity contracts in accumulation ......................        1,098,483
Aetna Variable Index Plus Portfolio:
 Annuity contracts in accumulation ......................       83,098,319
 Annuity contracts in payment period ....................           76,758
 Aetna Variable Small Company Portfolio:
 Annuity contracts in accumulation ......................        4,956,212
Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation ......................       54,444,411
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation ......................      190,735,350
 Growth Portfolio:
 Annuity contracts in accumulation ......................      128,257,345
 Overseas Portfolio:
 Annuity contracts in accumulation ......................       13,449,206
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation ......................       23,199,341
 Contrafund Portfolio:
 Annuity contracts in accumulation ......................      256,548,805
 Index 500 Portfolio:
 Annuity contracts in accumulation ......................       57,721,771
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation ......................      210,600,444
 Balanced Portfolio:
 Annuity contracts in accumulation ......................       37,451,981
 Flexible Income Portfolio:
 Annuity contracts in accumulation ......................       14,756,039
 Growth Portfolio:
 Annuity contracts in accumulation ......................       79,992,417
 Annuity contracts in payment period ....................           35,986

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Worldwide Growth Portfolio:
 Annuity contracts in accumulation ...........  $   429,093,163
 Annuity contracts in payment period .........          116,838
Lexington Emerging Markets Fund:
 Annuity contracts in accumulation ...........        5,788,593
Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation ...........       42,965,725
Portfolio Partners, Inc.:
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation ...........      352,966,999
 Annuity contracts in payment period .........           23,166
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation ...........      227,029,997
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation ...........      116,286,704
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation ...........      202,699,815
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation ...........      169,450,553
                                                ---------------
                                                $11,155,254,351
                                                ===============


See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                 1996
                                                                          -------------------   -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ............................................................     $ 1,552,106,208      $  712,854,599
Expenses: (Notes 2 and 5)
 Valuation period deductions ..........................................        (120,867,375)        (93,446,331)
                                                                            ---------------      --------------
Net investment income .................................................       1,431,238,833         619,408,268
                                                                            ---------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ..................................................       2,013,561,413       2,060,808,031
 Cost of investments sold .............................................       1,773,010,971       1,547,239,509
                                                                            ---------------      --------------
  Net realized gain ...................................................         240,550,442         513,568,522
Net unrealized gain on investments: (Note 5)
 Beginning of year ....................................................         612,391,085         594,083,184
 End of year ..........................................................         915,465,761         612,391,085
                                                                            ---------------      --------------
  Net change in unrealized gain .......................................         303,074,676          18,307,901
                                                                            ---------------      --------------
Net realized and unrealized gain on investments .......................         543,625,118         531,876,423
                                                                            ---------------      --------------
Net increase in net assets resulting from operations ..................       1,974,863,951       1,151,284,691
                                                                            ---------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ...........................       1,039,130,530         951,293,520
Sales and administrative charges deducted by the Company ..............             (17,373)            (61,783)
                                                                            ---------------      --------------
 Net variable annuity contract purchase payments ......................       1,039,113,157         951,231,737
Transfer from the Company for mortality guarantee adjustments .........           2,085,609           3,247,064
Transfers from the Company's fixed account options ....................         166,510,610         187,508,331
Transfers to the Company's other variable annuity accounts ............         (88,238,000)                  0
Redemptions by contract holders .......................................        (474,257,152)       (339,383,183)
Annuity Payments ......................................................         (31,253,253)        (20,948,181)
Other .................................................................           1,227,066             144,245
                                                                            ---------------      --------------
 Net increase in net assets from unit transactions (Note 5) ...........         615,188,037         781,800,013
                                                                            ---------------      --------------
Change in net assets ..................................................       2,590,051,988       1,933,084,704
NET ASSETS:
Beginning of year .....................................................       8,565,202,363       6,632,117,659
                                                                            ---------------      --------------
End of year ...........................................................     $11,155,254,351      $8,565,202,363
                                                                            ===============      ==============


See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund
   Aetna Income Shares
   Aetna Variable Encore Fund
   Aetna Investment Advisers Fund, Inc.
   Aetna GET Fund, Series B
   Aetna GET Fund, Series C
   Aetna Ascent Variable Portfolio
   Aetna Crossroads Variable Portfolio
   Aetna Legacy Variable Portfolio
   Aetna Variable Portfolios, Inc.:
   [bullet] Aetna Variable Capital Appreciation Portfolio
   [bullet] Aetna Variable Growth Portfolio
   [bullet] Aetna Variable Index Plus Portfolio
   [bullet] Aetna Variable Small Company Portfolio
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

   Fidelity Investments Variable Insurance Products
   Fund II:
   [bullet] Asset Manger Portfolio
   [bullet] Contrafund Portfolio
   [bullet] Index 500 Portfolio
   Janus Aspen Series:
   [bullet] Aggressive Growth Portfolio
   [bullet] Balanced Portfolio
   [bullet] Flexible Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   Portfolio Partners, Inc.:
   [bullet] PPI MFS Emerging Equities Portfolio
   [bullet] PPI MFS Research Growth Portfolio
   [bullet] PPI MFS Value Equity Portfolio
   [bullet] PPI Scudder International Growth Portfolio
   [bullet] PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $4,059,988,283 and $2,013,561,413; $3,462,016,312 and
   $2,060,808,031, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
Assets

---------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                         Valuation
                                                                           Period
                                                       Dividends         Deductions
---------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $1,291,034,822     ($ 68,500,273)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Income Shares:                                  22,258,737        (4,263,839)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                            9,635,587        (2,938,575)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                128,304,517       (10,844,018)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                             13,341,021        (1,078,816)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                              3,678,012        (3,257,441)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       4,541,482          (578,657)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   3,316,159          (392,434)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                       1,788,369          (229,584)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:          312,433            (2,197)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                        249,335            (1,093)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                   3,327,658          (542,532)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:                 269,004            (5,868)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                                 1,199,482        (1,526,918)
  Annuity contracts in accumulation
---------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      11,721,861        (3,575,543)
  Annuity contracts in accumulation
  Annuity contracts in payment period
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                       Proceeds        Cost of           Net
                                                         from        Investments      Realized
                                                        Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                              $205,088,291    $150,120,010    $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                46,789,033      49,260,722      (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        206,958,669     210,166,945      (3,208,276)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:               37,558,168      27,770,494       9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                            7,648,728       4,940,723       2,708,005
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                           13,972,003      11,896,317       2,075,686
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                       498,613         380,091         118,522
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                   409,248         325,568          83,680
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                     2,265,127       2,019,840         245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
   Aetna Variable Capital Appreciation Portfolio:        123,165         113,851           9,314
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                       80,207          72,190           8,017
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                29,980,862      29,823,433         157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:               478,457         428,319          50,138
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio: (1)                             169,481,196     134,718,793      34,762,403
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                   403,516,606     343,440,431      60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------
        $327,744,944      $438,575,885       $110,830,941         $ 75,435,966
                                                                                     $4,694,078,344      $6,078,549,136
                                                                                        212,746,872         292,045,818
-----------------------------------------------------------------------------------------------------------------------
          (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                        354,233,289         372,629,553
                                                                                          5,616,023           6,218,756
-----------------------------------------------------------------------------------------------------------------------
            (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                        245,304,466         240,346,197
-----------------------------------------------------------------------------------------------------------------------
          97,219,569       141,499,248         44,279,679            2,724,400
                                                                                        800,532,626         968,354,403
                                                                                         14,762,802          21,193,276
-----------------------------------------------------------------------------------------------------------------------
          17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                         65,062,153          79,552,932
-----------------------------------------------------------------------------------------------------------------------
           2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                        199,058,163         236,822,693
-----------------------------------------------------------------------------------------------------------------------
           1,716,824         5,507,794          3,790,970           42,582,396
                                                                                         21,660,591          72,115,304
-----------------------------------------------------------------------------------------------------------------------
             838,329         2,614,303          1,775,974           30,197,010
                                                                                         14,758,921          49,739,310
-----------------------------------------------------------------------------------------------------------------------
             112,482           588,337            475,855           21,455,983
                                                                                          9,067,002          32,749,254
                                                                                                  0              53,658
-----------------------------------------------------------------------------------------------------------------------
                   0          (274,002)          (274,002)           1,994,092
                                                                                                  0           2,039,640
-----------------------------------------------------------------------------------------------------------------------
                   0          (237,223)          (237,223)           1,079,447
                                                                                                  0           1,098,483
-----------------------------------------------------------------------------------------------------------------------
              80,325         6,964,574          6,884,249           62,694,836
                                                                                         10,653,437          83,098,319
                                                                                                  0              76,758
-----------------------------------------------------------------------------------------------------------------------
                   0          (166,700)          (166,700)           4,809,638
                                                                                                  0           4,956,212
-----------------------------------------------------------------------------------------------------------------------
           6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                        104,872,172                   0
-----------------------------------------------------------------------------------------------------------------------
          39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                        323,871,170                   0
                                                                                                  0                   0
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                              Valuation
                                                                               Period
                                                              Dividends      Deductions
-------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $ 5,882,464    ($ 2,974,651)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                           3,787,208        (578,804)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   11,536,379      (1,844,101)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           3,033,640      (1,277,878)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           762,691        (144,474)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                    2,134,313        (253,981)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       4,376,096      (2,382,593)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          890,215        (515,853)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    1,578,341        (279,189)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                        0      (2,188,842)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           940,676        (329,511)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    757,640        (131,213)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                           1,871,919        (768,752)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                                 64,108         (25,465)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 5,510,563      (4,109,527)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds        Cost of            Net
                                                                  from        Investments       Realized
                                                                 Sales            Sold         Gain (Loss)
-------------------------------------------------------------------------------------------------------------

  American Century Investments -
   Capital Appreciation Fund: (2)                            $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                            1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          989,526         754,795          234,731
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)                    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                                16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,236,230         981,509          254,721
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                   4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                               5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                 16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           Net Unrealized                                          Net
             Gain (Loss)                      Net          Increase (Decrease)                Net Assets
             -----------                   Change in          In Net Assets                   ----------
      Beginning             End           Unrealized            from Unit           Beginning            End
       of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------------
       $ 8,139,519               $0      ($8,139,519)         ($339,404,560)
                                                                                  $346,244,393                $0
----------------------------------------------------------------------------------------------------------------
         2,963,927        7,196,636         4,232,709             6,589,199
                                                                                    39,989,335        54,444,411
----------------------------------------------------------------------------------------------------------------
        10,675,870       33,998,298        23,322,428            50,561,862
                                                                                   106,469,428       190,735,350
----------------------------------------------------------------------------------------------------------------
         5,256,264       22,394,599        17,138,335            28,222,857
                                                                                    80,442,047       128,257,345
----------------------------------------------------------------------------------------------------------------
           649,630          225,478          (424,152)            4,069,619
                                                                                     8,449,388        13,449,206
----------------------------------------------------------------------------------------------------------------
         2,502,591        3,922,056         1,419,465             2,575,422
                                                                                    17,103,129        23,199,341
----------------------------------------------------------------------------------------------------------------
        15,161,493       50,217,979        35,056,486           100,377,564
                                                                                   118,886,521       256,548,805
----------------------------------------------------------------------------------------------------------------
         2,304,865       11,512,547         9,207,682            26,383,649
                                                                                    21,230,903        57,721,771
----------------------------------------------------------------------------------------------------------------
           405,959                0          (405,959)          (24,948,755)
                                                                                    23,356,943                 0
----------------------------------------------------------------------------------------------------------------
        17,668,916       36,485,267        18,816,351            16,995,758
                                                                                   172,876,567       210,600,444
----------------------------------------------------------------------------------------------------------------
           751,567        4,804,494         4,052,927            17,251,901
                                                                                    15,281,267        37,451,981
----------------------------------------------------------------------------------------------------------------
           140,666          381,113           240,447             5,252,958
                                                                                     8,417,464        14,756,039
----------------------------------------------------------------------------------------------------------------
         2,192,571       11,683,190         9,490,619            28,161,560
                                                                                    40,800,809        79,992,417
                                                                                             0            35,986
----------------------------------------------------------------------------------------------------------------
            (6,468)               0             6,468            (1,788,353)
                                                                                     1,690,606                 0
----------------------------------------------------------------------------------------------------------------
        16,710,390       62,504,868        45,794,478           203,261,915
                                                                                   172,398,274       429,093,163
                                                                                             0           116,838
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                           Valuation
                                                                            Period
                                                        Dividends         Deductions
----------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                          $4,375           ($79,412)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:                1,239,038           (531,930)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                                 8,158,940         (1,195,227)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                          0           (406,682)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                            0           (262,081)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                               0           (133,426)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:               0           (235,626)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:                0           (193,734)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                          4,599,123         (2,286,635)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $1,552,106,208     ($ 120,867,375)
========================================================================================



---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                         Proceeds          Cost of             Net
                                                           from          Investments        Realized
                                                           Sales             Sold          Gain (Loss)
---------------------------------------------------------------------------------------------------------

   Lexington Emerging Markets Fund:                      $1,639,618        $1,424,729         $214,889
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               14,866,827        11,618,994        3,247,833
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
    Growth Portfolio: (5)                               128,039,479       103,983,767       24,055,712
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
    PPI MFS Emerging Equities Portfolio:                  3,797,005         3,880,012          (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
    PPI MFS Research Growth Portfolio:                    1,453,829         1,486,006          (32,177)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Value Equity Portfolio:                         928,145           929,114             (969)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS Scudder International Growth Portfolio:      13,091,485        12,881,912          209,573
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
    PPI MFS T. Rowe Price Growth Equity Portfolio:          891,088           887,544            3,544
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
    International Portfolio: (6)                        278,386,778       238,895,623       39,491,155
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                  $2,013,561,413    $1,773,010,971     $240,550,442
=========================================================================================================

(1) Effective November 28, 1997, this funds assets were transferred to the PPI
T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                          Net
             Gain (Loss)                       Net          Increase (Decrease)                   Net Assets
             -----------                    Change in          In Net Assets                      ----------
     Beginning              End            Unrealized            from Unit            Beginning               End
      of Year             of Year          Gain (Loss)         Transactions            of Year              of Year
------------------------------------------------------------------------------------------------------------------------
        $102,991          ($968,279)       ($1,071,270)           $1,874,530
                                                                                       $4,845,481           $5,788,593
------------------------------------------------------------------------------------------------------------------------
       3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                       23,844,347           42,965,725
------------------------------------------------------------------------------------------------------------------------
       9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                       95,081,684                    0
------------------------------------------------------------------------------------------------------------------------
               0         (3,901,193)        (3,901,193)          357,381,047
                                                                                                0          352,966,999
                                                                                                0               23,166
------------------------------------------------------------------------------------------------------------------------
               0         (4,166,217)        (4,166,217)          231,490,472
                                                                                                0          227,029,997
------------------------------------------------------------------------------------------------------------------------
               0          1,637,084          1,637,084           114,784,015
                                                                                                0          116,286,704
------------------------------------------------------------------------------------------------------------------------
               0          3,033,630          3,033,630           199,692,238
                                                                                                0          202,699,815
------------------------------------------------------------------------------------------------------------------------
               0          3,371,568          3,371,568           166,269,175
                                                                                                0          169,450,553
------------------------------------------------------------------------------------------------------------------------
      29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                      191,515,746                    0
------------------------------------------------------------------------------------------------------------------------
    $612,391,085       $915,465,761       $303,074,676          $615,188,037       $8,565,202,363      $11,155,254,351
========================================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                                Valuation
                                                                                  Period
                                                               Dividends        Deductions
----------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $515,238,366      ($54,321,686)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Income Shares:                                         23,144,319        (4,611,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                  14,058,252        (2,878,790)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                        72,699,670        (9,562,496)
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                     5,304,368        (1,100,778)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                       969,084          (280,865)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                963,171          (137,931)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                            797,511          (106,179)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                595,666           (63,355)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                             57,328           (16,537)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                            2,138,198          (966,404)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                              1,173,212        (3,731,877)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                   3,000,539          (425,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     2,269,871          (994,896)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,304,888          (707,334)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            115,737           (82,498)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       955,910          (196,386)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds         Cost of           Net
                                                                   from         Investments       Realized
                                                                   Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                                       $1,237,963,630    $841,837,896    $396,125,734
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                                          155,474,786     153,469,788       2,004,998
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                                   175,207,017     167,163,639       8,043,378
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:                         223,353,174     160,905,519      62,447,655
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                                      25,117,816      18,596,857       6,520,959
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                                         229,569         224,240           5,329
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                                  514,612         443,710          70,902
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:                              755,620         679,118          76,502
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                                1,206,903       1,119,490          87,413
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:                              356,603         338,531          18,072
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Growth Portfolio:                                              3,326,813       3,149,890         176,923
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                               24,333,106      17,577,100       6,756,006
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Calvert Responsibly Invested Balanced Fund:                     1,793,014       1,429,393         363,621
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       3,851,613       3,166,678         684,935
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                                623,639         453,561         170,078
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            2,280,928       2,065,136         215,792
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       2,016,939       1,797,456         219,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                            Net
               Gain (Loss)                        Net          Increase (Decrease)                  Net Assets
               -----------                     Change in          In Net Assets                     ----------
       Beginning               End            Unrealized            from Unit            Beginning              End
        of Year              of Year          Gain (Loss)         Transactions            of Year             of Year
--------------------------------------------------------------------------------------------------------------------------
         $267,567,573      $327,744,944       $60,177,371          $39,664,335
                                                                                      $3,805,891,355      $4,694,078,344
                                                                                         144,049,741         212,746,872
--------------------------------------------------------------------------------------------------------------------------
           3,230,862        (9,314,233)       (12,545,095)         (34,151,027)
                                                                                         380,937,626         354,233,289
                                                                                           5,069,969           5,616,023
--------------------------------------------------------------------------------------------------------------------------
           9,204,418          (750,036)        (9,954,454)           5,744,394
                                                                                         230,291,686         245,304,466
--------------------------------------------------------------------------------------------------------------------------
         122,622,603        97,219,569        (25,403,034)          (7,904,062)
                                                                                         713,304,833         800,532,626
                                                                                           9,712,862          14,762,802
--------------------------------------------------------------------------------------------------------------------------
          13,423,804        17,286,695          3,862,891          (22,661,545)
                                                                                          73,136,258          65,062,153
--------------------------------------------------------------------------------------------------------------------------
                   0         2,983,885          2,983,885          195,380,730
                                                                                                   0         199,058,163
--------------------------------------------------------------------------------------------------------------------------
             105,405         1,716,824          1,611,419           14,244,294
                                                                                           4,908,736          21,660,591
--------------------------------------------------------------------------------------------------------------------------
              68,967           838,329            769,362            9,552,968
                                                                                           3,668,757          14,758,921
--------------------------------------------------------------------------------------------------------------------------
              36,214           112,482             76,268            6,451,330
                                                                                           1,919,680           9,067,002
--------------------------------------------------------------------------------------------------------------------------
                   0            80,325             80,325           10,514,249
                                                                                                   0          10,653,437
--------------------------------------------------------------------------------------------------------------------------
            (285,937)        6,730,808          7,016,745           58,052,710
                                                                                          38,454,000         104,872,172
--------------------------------------------------------------------------------------------------------------------------
          38,038,924        39,364,541          1,325,617           77,101,765
                                                                                         241,246,447         323,871,170
--------------------------------------------------------------------------------------------------------------------------
           2,175,908         2,963,927            788,019            7,573,554
                                                                                          28,688,761          39,989,335
--------------------------------------------------------------------------------------------------------------------------
           2,759,687        10,675,870          7,916,183           58,569,396
                                                                                          38,023,939         106,469,428
--------------------------------------------------------------------------------------------------------------------------
             505,388         5,256,264          4,750,876           46,205,811
                                                                                          27,717,728          80,442,047
--------------------------------------------------------------------------------------------------------------------------
             163,196           649,630            486,434            3,994,936
                                                                                           3,718,987           8,449,388
--------------------------------------------------------------------------------------------------------------------------
           1,530,985         2,502,591            971,606              782,358
                                                                                          14,370,158          17,103,129
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                       Valuation
                                                                         Period
                                                      Dividends        Deductions
-------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $357,388         ($910,633)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  219,199          (139,391)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                1,223,061          (290,354)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                        1,589,459        (1,739,222)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Balanced Portfolio:                                   238,807           (87,725)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            499,929           (72,736)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Growth Portfolio:                                     630,364          (245,877)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                             61,378           (14,453)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                         1,725,690        (1,035,043)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                             0           (55,554)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                 80,144          (231,100)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                   8,437,018        (1,199,983)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                            4,063,525        (2,264,627)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                 47,942,547        (4,974,984)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $712,854,599     ($ 93,446,331)
=====================================================================================


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                        Proceeds          Cost of             Net
                                                          from          Investments        Realized
                                                          Sales             Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------

   Contrafund Portfolio:                                $1,299,964        $1,078,898         $221,066
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                  1,105,697           943,071          162,626
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust:                  5,788,894         5,646,267          142,627
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
   Aggressive Growth Portfolio:                          4,803,682         3,702,615        1,101,067
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                   1,671,701         1,511,274          160,427
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                            1,541,843         1,429,353          112,490
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     1,130,979           963,703          167,276
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                              726,351           729,002           (2,651)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                           1,942,344         1,492,553          449,791
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                         905,228           870,164           35,064
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:                7,649,108         6,026,027        1,623,081
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:                                    15,336,623        13,853,081        1,483,542
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Scudder Variable Life Investment Fund -
   International Portfolio:                             26,981,873        22,523,390        4,458,483
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc. - Growth Fund:                  131,517,962       112,052,109       19,465,853
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account C                  $2,060,808,031    $1,547,239,509     $513,568,522
========================================================================================================

----------------------------------------------------------------------------------------------------------------------
            Net Unrealized                                         Net
             Gain (Loss)                      Net          Increase (Decrease)                  Net Assets
             -----------                   Change in          In Net Assets                     ----------
     Beginning              End            Unrealized           from Unit            Beginning              End
      of Year             of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
        $285,166        $15,161,493        $14,876,327         $73,985,256
                                                                                     $30,357,117        $118,886,521
----------------------------------------------------------------------------------------------------------------------
         223,865          2,304,865          2,081,000          15,496,325
                                                                                       3,411,144          21,230,903
----------------------------------------------------------------------------------------------------------------------
         831,241            405,959           (425,282)            664,776
                                                                                      22,042,115          23,356,943
----------------------------------------------------------------------------------------------------------------------
      13,091,398         17,668,916          4,577,518          79,952,029
                                                                                      87,395,716         172,876,567
----------------------------------------------------------------------------------------------------------------------
          60,530            751,567            691,037          12,773,551
                                                                                       1,505,170          15,281,267
----------------------------------------------------------------------------------------------------------------------
         167,581            140,666            (26,915)          4,046,573
                                                                                       3,858,123           8,417,464
----------------------------------------------------------------------------------------------------------------------
         145,978          2,192,571          2,046,593          33,135,966
                                                                                       5,066,487          40,800,809
----------------------------------------------------------------------------------------------------------------------
            (354)            (6,468)            (6,114)          1,108,236
                                                                                         544,210           1,690,606
----------------------------------------------------------------------------------------------------------------------
         786,497         16,710,390         15,923,893         139,287,080
                                                                                      16,046,863         172,398,274
----------------------------------------------------------------------------------------------------------------------
         (46,118)           102,991            149,109           1,627,816
                                                                                       3,089,046           4,845,481
----------------------------------------------------------------------------------------------------------------------
       1,277,740          3,997,171          2,719,431           5,442,307
                                                                                      14,210,484          23,844,347
----------------------------------------------------------------------------------------------------------------------
      11,656,721          9,459,521         (2,197,200)           (937,272)
                                                                                      89,495,579          95,081,684
----------------------------------------------------------------------------------------------------------------------
      12,783,439         29,299,509         16,516,070           4,017,712
                                                                                     164,724,583         191,515,746
----------------------------------------------------------------------------------------------------------------------
      91,671,503          8,139,519        (83,531,984)        (57,916,538)
                                                                                     425,259,499         346,244,393
----------------------------------------------------------------------------------------------------------------------
 $   594,083,184       $612,391,085      $  18,307,901       $ 781,800,013        $6,632,117,659      $8,565,202,363
======================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
     Contract Owners of Variable Annuity Account C:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.



                                              /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI.75974-98                                         ALIAC Ed. May 1998

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)    Included in Part A:
                Condensed Financial Information
         (2)    Included in Part B:
                Financial Statements of Variable Annuity Account C:
                -  Statement of Assets and Liabilities as of December 31, 1997
                - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
                -  Notes to Financial Statements
                -  Independent Auditors' Report
                Financial Statements of the Depositor:
                -  Independent Auditors' Report
                - Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995
                -  Consolidated Balance Sheets as of December 31, 1997 and 1996
                - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995
                - Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995
                -  Notes to Consolidated Financial Statements
     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)
         (4.1)  Variable Annuity Contract (HR10-DUA-GIA)(3)
         (4.2)  Variable Annuity Contract (GA-UPA-GO)(3)
         (5)    Not applicable
         (6.1) Certificate of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(4)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)
         (7)    Not applicable
         (8)    Not applicable
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable

         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data
         (14)   Not applicable
         (15.1) Powers of Attorney
         (15.2) Authorization for Signatures(2)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75974), as filed electronically on February 28, 1997 (Accession No. 0000950146-97-000277).
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-00159).

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*        Positions and Offices with Depositor
-----------------        ------------------------------------

Thomas J. McInerney      Director and President

Catherine H. Smith       Director, Chief Financial Officer and Senior Vice
                         President

Shaun P. Mathews         Director and Senior Vice President

Deborah Koltenuk         Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven     Vice President and Chief Compliance Officer

Kirk P. Wickman          Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Item 27. Number of Contract Owners
----------------------------------

     As of February 28, 1998, there were 614,013 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless (1) the individual has met the standard of conduct set forth in
Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------

Aetna Life Insurance                               $1,987,454                               $124,603,039
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75974) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 20th day of April, 1998.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                    (Registrant)

                                      By:    AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                    (Depositor)

                                      By:    Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                               Date
---------                             -----                                                               ----

Thomas J. McInerney*                  Director and President                                         )
------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                  )
                                                                                                     )
Catherine H. Smith*                   Director and Chief Financial Officer                           )    April
-----------------------------------                                                                  )
Catherine H. Smith                                                                                   )    20, 1998
                                                                                                     )
Shaun P. Mathews*                     Director                                                       )
-----------------------------------                                                                  )
Shaun P. Mathews                                                                                     )
                                                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller             )
-----------------------------------                                                                  )
Deborah Koltenuk                                                                                     )


By: /s/ Mary Katherine Johnson
    ------------------------------------------------------------
    Mary Katherine Johnson
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity         *
                       Company establishing Variable Annuity Account C

99-B.3.1               Broker-Dealer Agreement                                                          *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement          *

99-B.4.1               Variable Annuity Contract (HR10-DUA-GIA)                                         *

99-B.4.2               Variable Annuity Contract (GA-UPA-GO)                                            *

99-B.6.1               Certificate of Incorporation and By-Laws of Depositor                            *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                           *

99-B.9                 Opinion and Consent of Counsel
                                                                                                       ---

99-B.10                Consent of Independent Auditors
                                                                                                       ---

99-B.13                Schedule for Computation of Performance Data
                                                                                                       ---

99-B.15.1              Powers of Attorney                                                              ---

99-B.15.2              Authorization for Signatures                                                     *

*Incorporated by reference